UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2017 to May 31, 2017

Item 1.   Schedule of Investments.
Attached hereto.
Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 88.8%
Communications - 32.7%
Alibaba Group Holding Ltd. ADR*	68,288	$8,362,548
China Mobile Ltd.	354,450	3,932,294
Baidu, Inc. ADR*	17,474	3,251,911
JD.com, Inc. ADR*	77,890	3,117,937
Ctrip.com International Ltd. ADR*	31,868	1,741,587
China Unicom Hong Kong Ltd.*	650,883	933,836
China Telecom Corporation Ltd. — Class H	1,512,460	751,140
Vipshop Holdings Ltd. ADR*	39,478	488,343
Mobile TeleSystems PJSC ADR	54,897	483,642
58.com, Inc. ADR*,1	9,702	417,186
Weibo Corp. ADR*,1	5,159	379,341
Mail.Ru Group Ltd. GDR*	11,761	314,019
TIM Participacoes S.A. ADR	17,937	273,181
Autohome, Inc. ADR*	6,167	261,357
YY, Inc. ADR*	4,033	235,285
Baozun Inc. ADR*,1	9,905	203,548
Fang Holdings Ltd. ADR*,1	52,008	176,827
Bitauto Holdings Ltd. ADR*,1	6,432	169,419
Tuniu Corp ADR*,1	18,552	151,941
MegaFon OAO GDR	13,947	149,930
Veon Ltd[1]	38,548	149,566
21Vianet Group, Inc. ADR*,1	21,763	116,432
Sistema PJSC FC GDR	19,992	89,964
Total Communications		26,151,234
Energy - 17.2%
Gazprom PJSC ADR	491,854	2,047,833
China Petroleum & Chemical Corp. — Class H	2,098,524	1,720,841
LUKOIL PJSC ADR	35,546	1,697,322
CNOOC Ltd.	1,326,354	1,514,870
PetroChina Company Ltd. — Class H	1,749,032	1,164,907
Ultrapar Participacoes S.A. ADR[1]	45,737	1,054,695
Petroleo Brasileiro S.A. ADR*	123,774	1,049,604
Tatneft PJSC ADR	23,372	957,551
Novatek PJSC GDR	7,213	810,741
Rosneft Oil Company PJSC GDR	126,921	663,797
Surgutneftegas OJSC ADR	102,260	531,752
Reliance Industries Ltd. GDR*,2	8,052	332,145
JinkoSolar Holding Company Ltd. ADR*,1	10,029	179,118
Total Energy		13,725,176
Financial - 13.1%
HDFC Bank Ltd. ADR	33,702	2,959,036
Sberbank of Russia PJSC ADR	219,124	2,443,233
China Life Insurance Company Ltd. — Class H	609,933	2,003,771
ICICI Bank Ltd. ADR	129,697	1,286,594
VTB Bank PJSC GDR	276,609	620,987
Axis Bank Ltd. GDR	7,695	300,874
TCS Group Holding plc GDR	16,860	210,750
State Bank of India GDR	4,021	179,538
Etalon Group Ltd. GDR	44,406	163,414
Banco Santander Brasil S.A. ADR	19,186	148,500
LSR Group GDR*	43,525	133,187
Total Financial		10,449,884
Technology - 7.7%
Infosys Ltd. ADR	162,242	2,449,854
NetEase, Inc. ADR	6,092	1,734,880
Wipro Ltd. ADR[1]	60,797	655,392
Semiconductor Manufacturing International Corp.*	411,822	433,889
Changyou.com Ltd. ADR*	5,281	205,748
Cheetah Mobile Inc ADR*,1	15,404	185,002
WNS Holdings Ltd. ADR*	5,464	181,951
Momo, Inc. ADR*	4,487	170,685
NQ Mobile, Inc. — Class A ADR*,1	40,375	139,294
Total Technology		6,156,695
Consumer, Non-cyclical - 7.4%
Ambev S.A. ADR	359,933	2,055,217
Magnit PJSC GDR	26,395	943,621
BRF S.A. ADR[1]	65,771	878,701
TAL Education Group ADR	5,054	588,640
X5 Retail Group N.V. GDR*	11,502	416,372
Dr Reddy's Laboratories Ltd. ADR	9,019	348,494
QIWI plc ADR	10,093	233,249
BeiGene Ltd*,1	4,455	163,722
Tarena International, Inc.*	8,542	146,324
Ros Agro plc GDR	11,280	124,080
Total Consumer, Non-cyclical		5,898,420
Basic Materials - 5.2%
Vale S.A. ADR	117,260	981,465
MMC Norilsk Nickel PJSC ADR	62,310	863,617
Vedanta Ltd. ADR	47,145	698,689
Fibria Celulose S.A. ADR	25,967	296,803
Severstal PJSC GDR	19,754	253,839
Sinopec Shanghai Petrochemical Company Ltd. — Class H	393,540	231,303
Aluminum Corporation of China Ltd. — Class H*,1	446,520	208,005
Novolipetsk Steel PJSC GDR	9,641	181,250
Mechel PJSC*	32,097	172,682
Cia Siderurgica Nacional S.A. ADR*,1	76,381	158,109
PhosAgro PJSC GDR	10,580	150,236
Total Basic Materials		4,195,998
Consumer, Cyclical - 2.4%
Tata Motors Ltd. ADR	21,954	808,566
China Lodging Group Ltd.*	3,559	271,908
Lenta Ltd. GDR*	31,987	196,720
China Southern Airlines Company Ltd. — Class H	248,371	189,964
China Eastern Airlines Corporation Ltd. — Class H	289,119	169,558
Mahindra & Mahindra Ltd. GDR	6,469	143,612

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 88.8% (continued)
Consumer, Cyclical - 2.4% (continued)
500.com Ltd. ADR*,1	12,157	$112,331
Total Consumer, Cyclical		1,892,659
Utilities - 1.8%
CPFL Energia S.A. ADR[1]	29,609	479,371
Huaneng Power International, Inc. — Class H	471,139	376,067
Cia de Saneamento Basico do Estado de Sao Paulo ADR	37,938	338,786
RusHydro PJSC ADR	145,538	191,382
Centrais Eletricas Brasileiras S.A. ADR*,1	20,041	82,769
Total Utilities		1,468,375
Industrial - 1.3%
Embraer S.A. ADR	18,431	364,196
Globaltrans Investment plc GDR	25,873	205,690
TMK PJSC GDR	31,439	190,206
ZTO Express Cayman, Inc. ADR*,1	12,585	179,840
Guangshen Railway Company Ltd. — Class H	244,778	133,816
Total Industrial		1,073,748
Total Common Stocks
(Cost $73,398,056)		71,012,189

	Shares	Value
PREFERRED STOCKS† - 11.2%
Financial - 5.5%
Itau Unibanco Holding S.A. ADR	209,650	2,287,281
Banco Bradesco S.A. ADR	248,840	2,110,163
Total Financial		4,397,444
Basic Materials - 2.2%
Vale S.A. ADR	162,403	1,282,984
Gerdau S.A. ADR	99,365	288,158
Braskem S.A. ADR[1]	8,740	180,044
Total Basic Materials		1,751,186
Energy - 1.6%
Petroleo Brasileiro S.A. ADR*	168,504	1,346,347
Communications - 0.8%
Telefonica Brasil S.A. ADR	45,218	647,070
Consumer, Non-cyclical - 0.5%
Cia Brasileira de Distribuicao ADR*	18,455	389,585
Utilities - 0.4%
Cia Energetica de Minas Gerais ADR[1]	93,538	214,202
Cia Paranaense de Energia ADR	14,140	120,756
Total Utilities		334,958
Consumer, Cyclical - 0.2%
Gol Linhas Aereas Inteligentes S.A. ADR*,1	11,110	133,876
Total Preferred Stocks		9,000,466
(Cost $18,736,848)	–	–

	Face
	Amount
SECURITIES LENDING COLLATERAL††,3 - 3.2%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$599,108	599,108
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	599,108	599,108
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	599,108	599,108
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	599,108	599,108
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	177,550	177,550
Total Securities Lending Collateral
(Cost $2,573,982)		2,573,982
Total Investments - 103.2%
(Cost $94,708,886)		$82,586,637
Other Assets & Liabilities, net - (3.2)%		(2,580,966)
Total Net Assets - 100.0%		$80,005,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $332,145 (cost $228,916), or 0.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$71,012,189	$—	$—	$71,012,189
Preferred Stocks	9,000,466	—	—	9,000,466
Securities Lending Collateral	—	2,573,982	—	2,573,982
Total Assets	$80,012,655	$2,573,982	$—	$82,586,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.1%
CR Bard, Inc.	6,840	$2,102,821
Estee Lauder Cos., Inc. — Class A	20,341	1,914,902
Cooper Cos., Inc.	8,693	1,901,593
Brown-Forman Corp. — Class B	36,387	1,890,305
Aetna, Inc.	12,808	1,855,367
S&P Global, Inc.	12,919	1,844,962
Philip Morris International, Inc.	15,375	1,841,925
Henry Schein, Inc.*	9,871	1,815,968
PepsiCo, Inc.	15,434	1,803,772
Cintas Corp.	14,252	1,794,042
McCormick & Co., Inc.	17,048	1,775,549
Church & Dwight Company, Inc.	34,072	1,760,160
UnitedHealth Group, Inc.	10,047	1,760,033
Sysco Corp.	32,236	1,758,796
Johnson & Johnson	13,593	1,743,301
Becton Dickinson and Co.	9,165	1,734,293
Medtronic plc	20,517	1,729,173
Kraft Heinz Co.	18,558	1,711,048
Clorox Co.	12,367	1,678,573
Altria Group, Inc.	22,243	1,678,012
Merck & Company, Inc.	25,637	1,669,225
Automatic Data Processing, Inc.	16,266	1,665,151
Dr Pepper Snapple Group, Inc.	17,877	1,659,164
Danaher Corp.	19,475	1,654,207
Molson Coors Brewing Co. — Class B	17,432	1,652,379
Pfizer, Inc.	49,747	1,624,240
Western Union Co.	85,069	1,618,012
Eli Lilly & Co.	20,224	1,609,224
Total Consumer, Non-cyclical		49,246,197
Financial - 17.9%
Equinix, Inc. REIT	4,642	2,047,169
American Tower Corp. — Class A REIT	14,897	1,954,338
Aon plc	14,590	1,909,977
Crown Castle International Corp. REIT	18,617	1,892,418
Mastercard, Inc. — Class A	15,200	1,867,776
CBOE Holdings, Inc.	21,520	1,858,681
Progressive Corp.	42,913	1,820,799
Visa, Inc. — Class A	18,963	1,805,846
Allstate Corp.	20,793	1,795,267
Hartford Financial Services Group, Inc.	34,782	1,717,883
Intercontinental Exchange, Inc.	28,404	1,709,637
Cincinnati Financial Corp.	23,185	1,624,805
Nasdaq, Inc.	23,850	1,613,453
CME Group, Inc. — Class A	13,692	1,605,935
U.S. Bancorp	30,744	1,564,562
Macerich Co. REIT	26,437	1,517,748
Vornado Realty Trust REIT	15,931	1,468,838
Discover Financial Services	23,640	1,387,668
Total Financial		31,162,800
Industrial - 15.1%
Ball Corp.	46,420	1,898,578
TransDigm Group, Inc.	7,002	1,877,096
United Technologies Corp.	15,095	1,830,722
Allegion plc	23,074	1,814,309

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 15.1% (continued)
Stanley Black & Decker, Inc.	13,151	$1,810,104
General Dynamics Corp.	8,861	1,800,998
Northrop Grumman Corp.	6,926	1,795,358
Raytheon Co.	10,946	1,795,253
Amphenol Corp. — Class A	23,969	1,788,087
Corning, Inc.	61,075	1,777,283
Boeing Co.	9,282	1,741,582
United Parcel Service, Inc. — Class B	15,955	1,690,751
Snap-on, Inc.	9,981	1,613,528
General Electric Co.	56,608	1,549,927
J.B. Hunt Transport Services, Inc.	17,432	1,488,344
Total Industrial		26,271,920
Consumer, Cyclical - 13.5%
McDonald's Corp.	13,170	1,987,222
Starbucks Corp.	30,264	1,925,093
Yum! Brands, Inc.	26,325	1,912,248
Costco Wholesale Corp.	10,147	1,830,823
Home Depot, Inc.	11,482	1,762,602
Genuine Parts Co.	18,110	1,677,349
Lennar Corp. — Class A	32,285	1,656,543
Lowe's Cos., Inc.	20,742	1,633,847
TJX Cos., Inc.	21,503	1,617,241
Ross Stores, Inc.	25,287	1,616,345
NIKE, Inc. — Class B	29,852	1,581,857
Advance Auto Parts, Inc.	10,869	1,452,424
AutoZone, Inc.*	2,351	1,424,518
Fastenal Co.	32,794	1,415,717
Total Consumer, Cyclical		23,493,829
Communications - 9.7%
Alphabet, Inc. — Class C*	2,019	1,948,052
Comcast Corp. — Class A	45,457	1,895,102
Motorola Solutions, Inc.	21,034	1,757,811
Interpublic Group of Cos., Inc.	69,449	1,731,364
Omnicom Group, Inc.	19,823	1,659,582
Walt Disney Co.	15,219	1,642,739
Verizon Communications, Inc.	34,315	1,600,451
Cisco Systems, Inc.	49,586	1,563,447
AT&T, Inc.	40,386	1,556,073
CBS Corp. — Class B	24,804	1,515,772
Total Communications		16,870,393
Technology - 8.2%
Adobe Systems, Inc.*	14,105	2,000,935
Intuit, Inc.	13,431	1,888,936
Microsoft Corp.	25,957	1,812,837
Oracle Corp.	39,590	1,796,990
Fidelity National Information Services, Inc.	20,517	1,761,795
Texas Instruments, Inc.	21,262	1,753,903
Intel Corp.	47,359	1,710,133
Paychex, Inc.	27,069	1,603,297
Total Technology		14,328,826
Utilities - 5.2%
PPL Corp.	46,807	1,868,067
American Electric Power Company, Inc.	25,893	1,858,599
NextEra Energy, Inc.	13,032	1,843,246
PG&E Corp.	25,889	1,770,290

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 5.2% (continued)
Ameren Corp.	31,170	$1,768,898
Total Utilities		9,109,100
Basic Materials - 0.9%
Dow Chemical Co.	26,658	1,651,730
Energy - 0.9%
Schlumberger Ltd.	21,599	1,503,074

Value
COMMON STOCKS† - 99.5% (continued)
Total Common Stocks
(Cost $161,333,519)	173,637,869
Other Assets & Liabilities, net - 0.5%	838,940
Total Net Assets - 100.0%	$174,476,809

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$173,637,869	$—	$—	$173,637,869
Total Assets	$173,637,869	$—	$—	$173,637,869

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Dow Jones Industrial Average® Dividend ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 22.0%
Coca-Cola Co.	9,589	$436,012
Pfizer, Inc.	12,644	412,827
Procter & Gamble Co.	3,713	327,078
Merck & Co., Inc.	5,002	325,680
Johnson & Johnson	2,386	306,005
UnitedHealth Group, Inc.	1,022	179,034
Total Consumer, Non-cyclical		1,986,636
Industrial - 19.2%
Caterpillar, Inc.	3,968	418,346
Boeing Co.	2,028	380,514
General Electric Co.	12,227	334,775
3M Co.	1,517	310,181
United Technologies Corp.	2,405	291,678
Total Industrial		1,735,494
Consumer, Cyclical - 13.3%
McDonald's Corp.	2,646	399,255
Wal-Mart Stores, Inc.	4,717	370,756
Home Depot, Inc.	1,924	295,353
NIKE, Inc. — Class B	2,567	136,025
Total Consumer, Cyclical		1,201,389
Technology - 12.7%
Intel Corp.	9,198	332,140
International Business Machines Corp.	2,014	307,397
Microsoft Corp.	4,318	301,569

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 12.7% (continued)
Apple, Inc.	1,375	$210,045
Total Technology		1,151,151
Communications - 11.3%
Verizon Communications, Inc.	10,843	505,718
Cisco Systems, Inc.	11,389	359,095
Walt Disney Co.	1,469	158,564
Total Communications		1,023,377
Financial - 9.3%
Travelers Cos., Inc.	2,052	256,192
JPMorgan Chase & Co.	2,669	219,258
American Express Co.	2,316	178,193
Goldman Sachs Group, Inc.	485	102,461
Visa, Inc. — Class A	961	91,516
Total Financial		847,620
Energy - 9.2%
Exxon Mobil Corp.	5,197	418,359
Chevron Corp.	3,991	412,989
Total Energy		831,348
Basic Materials - 2.4%
EI du Pont de Nemours & Co.	2,752	217,188
Total Common Stocks
(Cost $8,820,236)		8,994,203
Total Investments - 99.4%
(Cost $8,820,236)		$8,994,203
Other Assets & Liabilities, net - 0.6%		51,280
Total Net Assets - 100.0%		$9,045,483

†	Value determined based on Level 1 inputs — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,994,203	$—	$—	$8,994,203
Total Assets	$8,994,203	$—	$—	$8,994,203

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 21.0%
Zoetis, Inc.	12,926	$805,032
Global Payments, Inc.	8,663	793,617
Live Nation Entertainment, Inc.*	22,415	773,094
Hill-Rom Holdings, Inc.	9,846	761,687
S&P Global, Inc.	5,326	760,606
Johnson & Johnson	5,753	737,822
Quest Diagnostics, Inc.	6,781	737,569
Ecolab, Inc.	5,550	737,262
Abbott Laboratories	16,091	734,715
McCormick & Co., Inc.	6,977	726,655
AbbVie, Inc.	10,975	724,570
Dentsply Sirona, Inc.	11,202	711,551
ManpowerGroup, Inc.	6,981	711,154
Teleflex, Inc.	3,511	702,270
KAR Auction Services, Inc.	16,106	701,738
Procter & Gamble Co.	7,904	696,263
Kellogg Co.	9,672	692,515
Laboratory Corp. of America Holdings*	4,888	679,432
CDK Global, Inc.	10,846	666,595
Post Holdings, Inc.*	8,247	662,564
Exelixis, Inc.*	33,387	624,671
Total Consumer, Non-cyclical		15,141,382
Financial - 18.3%
Chubb Ltd.	5,170	740,292
American Tower Corp. — Class A REIT	5,629	738,468
CBOE Holdings, Inc.	8,440	728,963
CIT Group, Inc.	16,065	723,728
Arch Capital Group Ltd.*	7,374	717,122
Arthur J Gallagher & Co.	12,596	714,571
Two Harbors Investment Corp. REIT	70,539	703,979
Northern Trust Corp.	8,018	701,094
Colony Starwood Homes REIT	20,116	695,410
Bank of America Corp.	30,843	691,192
New Residential Investment Corp. REIT	42,867	689,730
Starwood Property Trust, Inc. REIT	30,952	681,563
SunTrust Banks, Inc.	12,770	681,535
Empire State Realty Trust, Inc. — Class A REIT	32,458	675,126
KeyCorp	38,593	674,220
Lamar Advertising Co. — Class A REIT	9,595	671,746
American Homes 4 Rent — Class A REIT	29,655	666,348
Capital One Financial Corp.	8,473	651,743
Investors Bancorp, Inc.	48,609	643,097
Total Financial		13,189,927
Industrial - 16.1%
Trimble, Inc.*	22,632	815,657
XPO Logistics, Inc.*	14,469	761,069
Roper Technologies, Inc.	3,339	758,621
Corning, Inc.	25,924	754,388
HEICO Corp.[1]	10,073	747,518
Amphenol Corp. — Class A	9,940	741,524
Honeywell International, Inc.	5,512	733,041

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 16.1% (continued)
Boeing Co.	3,883	$728,568
Lockheed Martin Corp.	2,565	721,098
WestRock Co.	13,211	718,943
Harris Corp.	6,352	712,440
Allegion plc	8,991	706,962
BWX Technologies, Inc.	14,427	701,152
Waste Management, Inc.	9,546	695,999
Hubbell, Inc.	5,886	682,246
General Electric Co.	23,704	649,016
Total Industrial		11,628,242
Technology - 13.6%
Autodesk, Inc.*	7,908	883,878
Micron Technology, Inc.*	25,639	788,913
Teradyne, Inc.	21,592	767,596
ON Semiconductor Corp.*	49,363	764,139
Apple, Inc.	4,923	752,037
Fiserv, Inc.*	5,916	741,156
KLA-Tencor Corp.	7,121	740,584
Cavium, Inc.*	10,118	738,310
Monolithic Power Systems, Inc.	7,502	736,696
Blackbaud, Inc.	8,877	734,394
HP, Inc.	38,297	718,452
SS&C Technologies Holdings, Inc.	19,096	717,628
Aspen Technology, Inc.*	11,665	713,431
Total Technology		9,797,214
Consumer, Cyclical - 8.3%
United Continental Holdings, Inc.*	10,070	802,276
Wyndham Worldwide Corp.	7,807	788,429
Vail Resorts, Inc.	3,618	773,890
Toro Co.	11,143	763,184
Visteon Corp.*	7,220	724,094
Copart, Inc.*	23,163	722,454
Mohawk Industries, Inc.*	2,982	713,593
NIKE, Inc. — Class B	12,542	664,601
Total Consumer, Cyclical		5,952,521
Utilities - 7.9%
DTE Energy Co.	6,738	737,945
PPL Corp.	18,467	737,018
UGI Corp.	14,222	727,882
Alliant Energy Corp.	17,529	726,928
Entergy Corp.	9,167	724,743
PG&E Corp.	10,403	711,357
Great Plains Energy, Inc.	23,712	681,246
NRG Energy, Inc.	41,034	659,006
Total Utilities		5,706,125
Basic Materials - 5.9%
Ashland Global Holdings, Inc.	11,420	759,886
Air Products & Chemicals, Inc.	5,102	734,994
FMC Corp.	9,639	726,492
NewMarket Corp.	1,536	714,778
Celanese Corp. — Class A	7,924	685,822
Olin Corp.	21,740	637,852
Total Basic Materials		4,259,824
Communications - 4.9%
Comcast Corp. — Class A	18,356	765,262

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 4.9% (continued)
Charter Communications, Inc. — Class A*	2,069	$714,943
Symantec Corp.	22,816	691,553
Verizon Communications, Inc.	14,824	691,391
CBS Corp. — Class B	10,480	640,433
Total Communications		3,503,582
Energy - 3.6%
Marathon Petroleum Corp.	14,425	750,677
Diamondback Energy, Inc.*	6,917	641,621
WPX Energy, Inc.*	57,985	627,398
Targa Resources Corp.	12,637	580,417
Total Energy		2,600,113
Total Common Stocks
(Cost $66,807,118)		71,778,930

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.8%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$250,000	$250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	250,000	250,000
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	73,346	73,346
Total Securities Lending Collateral
(Cost $573,346)		573,346
Total Investments - 100.4%
(Cost $67,380,464)		$72,352,276
Other Assets & Liabilities, net - (0.4)%		(308,594)
Total Net Assets - 100.0%		$72,043,682

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$71,778,930	$—	$—	$71,778,930
Securities Lending Collateral	—	573,346	—	573,346
Total Assets	$71,778,930	$573,346	$—	$72,352,276

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 31.7%
Vertex Pharmaceuticals, Inc.*	152	$18,787
Alere, Inc.*	361	17,512
Intuitive Surgical, Inc.*	19	17,379
Monster Beverage Corp.*	333	16,836
Herbalife Ltd.*,1	232	16,653
Zoetis, Inc.	246	15,321
Premier, Inc. — Class A*	439	15,154
Pinnacle Foods, Inc.	242	15,079
Cigna Corp.	93	14,994
Whole Foods Market, Inc.	427	14,941
Cooper Cos., Inc.	66	14,437
Humana, Inc.	62	14,400
Reynolds American, Inc.	213	14,324
Kraft Heinz Co.	151	13,922
Coty, Inc. — Class A	697	13,201
AmerisourceBergen Corp. — Class A	143	13,123
Clorox Co.	96	13,030
Eli Lilly & Co.	163	12,970
ResMed, Inc.	182	12,940
Procter & Gamble Co.	144	12,685
Tyson Foods, Inc. — Class A	221	12,672
Endo International plc*	959	12,640
Blue Buffalo Pet Products, Inc.*	536	12,591
ServiceMaster Global Holdings, Inc.*	329	12,436
Kroger Co.	412	12,269
TreeHouse Foods, Inc.*	154	11,886
United Therapeutics Corp.*	89	10,759
Kellogg Co.	112	8,019
Hershey Co.	60	6,916
Sysco Corp.	111	6,056
Hertz Global Holdings, Inc.*	576	5,881
DaVita, Inc.*	79	5,235
Express Scripts Holding Co.*	81	4,840
Bristol-Myers Squibb Co.	87	4,694
Total Consumer, Non-cyclical		424,582
Consumer, Cyclical - 19.4%
Panera Bread Co. — Class A*	60	18,869
Best Buy Co., Inc.	313	18,589
Vail Resorts, Inc.	76	16,256
Ulta Beauty, Inc.*	51	15,547
McDonald's Corp.	103	15,542
Chipotle Mexican Grill, Inc. — Class A*	31	14,798
Wal-Mart Stores, Inc.	185	14,541
Scotts Miracle-Gro Co. — Class A	152	13,165
Dollar General Corp.	179	13,137
Six Flags Entertainment Corp.	216	13,042
Walgreens Boots Alliance, Inc.	152	12,315
Target Corp.	223	12,298
Carter's, Inc.	149	12,242
Kohl's Corp.	307	11,798
AutoZone, Inc.*	18	10,907
Sally Beauty Holdings, Inc.*	598	10,776
Urban Outfitters, Inc.*	503	9,492
Watsco, Inc.	58	8,185
Rite Aid Corp.*	2,181	7,437
Skechers U.S.A., Inc. — Class A*	249	6,354

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 19.4% (continued)
Gap, Inc.	200	$4,500
Total Consumer, Cyclical		259,790
Financial - 16.6%
Gaming and Leisure Properties, Inc. REIT	432	15,859
Annaly Capital Management, Inc. REIT	1,244	14,903
CBOE Holdings, Inc.	168	14,510
Equity LifeStyle Properties, Inc. REIT	164	13,842
Erie Indemnity Co. — Class A	116	13,661
Omega Healthcare Investors, Inc. REIT	423	13,248
Mid-America Apartment Communities, Inc. REIT	127	12,946
RenaissanceRe Holdings Ltd.	89	12,715
Apple Hospitality REIT, Inc. REIT	666	12,468
Axis Capital Holdings Ltd.	189	12,395
Ares Capital Corp.	737	12,271
CubeSmart REIT	480	11,981
Realty Income Corp. REIT	214	11,755
National Retail Properties, Inc. REIT	289	11,089
Ally Financial, Inc.	582	10,790
Digital Realty Trust, Inc. REIT	88	10,401
AmTrust Financial Services, Inc.	569	7,477
Old Republic International Corp.	350	6,923
VEREIT, Inc. REIT	352	2,911
Total Financial		222,145
Communications - 8.7%
GoDaddy, Inc. — Class A*	375	15,428
Twitter, Inc.*	830	15,206
Netflix, Inc.*	92	15,002
T-Mobile US, Inc.*	221	14,900
Facebook, Inc. — Class A*	97	14,692
Charter Communications, Inc. — Class A*	41	14,168
AT&T, Inc.	313	12,060
Palo Alto Networks, Inc.*	52	6,167
Frontier Communications Corp.[1]	4,467	5,852
Liberty Media Corporation-Liberty SiriusXM — Class A*	81	3,375
Total Communications		116,850
Technology - 7.0%
Tyler Technologies, Inc.*	91	15,550
Genpact Ltd.	540	14,753
Apple, Inc.	96	14,665
Leidos Holdings, Inc.	246	13,668
Black Knight Financial Services, Inc. — Class A*	340	13,549
CSRA, Inc.	318	9,591
athenahealth, Inc.*	63	8,441
VMware, Inc. — Class A*,1	40	3,886
Total Technology		94,103
Utilities - 6.6%
Avangrid, Inc.	316	14,356
Consolidated Edison, Inc.	170	14,074
Great Plains Energy, Inc.	475	13,647
Duke Energy Corp.	159	13,623

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 6.6% (continued)
Edison International	164	$13,377
Southern Co.	258	13,057
FirstEnergy Corp.	189	5,526
Total Utilities		87,660
Energy - 4.5%
Diamondback Energy, Inc.*	130	12,059
Range Resources Corp.	500	11,530
Antero Resources Corp.*	546	11,231
Southwestern Energy Co.*	1,839	11,144
Targa Resources Corp.	232	10,656
Cabot Oil & Gas Corp. — Class A	176	3,905
Total Energy		60,525
Industrial - 4.1%
Fortive Corp.	240	14,988
Orbital ATK, Inc.	142	14,436
Republic Services, Inc. — Class A	223	14,185
CH Robinson Worldwide, Inc.	163	10,923
Total Industrial		54,532

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Basic Materials - 1.0%
Newmont Mining Corp.	382	$13,045
Total Common Stocks
(Cost $1,363,207)		1,333,232

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 2.1%
Repurchase Agreements
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	$27,546	27,546
Total Securities Lending Collateral
(Cost $27,546)		27,546
Total Investments - 101.7%
(Cost $1,390,753)		$1,360,778
Other Assets & Liabilities, net - (1.7)%		(22,162)
Total Net Assets - 100.0%		$1,338,616

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,333,232	$—	$—	$1,333,232
Securities Lending Collateral	—	27,546	—	27,546
Total Assets	$1,333,232	$27,546	$—	$1,360,778

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 90.0%
Financial - 28.2%
Northern Trust Corp.	47,910	$4,189,251
Hartford Financial Services Group, Inc.	77,167	3,811,279
Credicorp Ltd.	16,021	2,683,838
CNA Financial Corp.	55,807	2,544,799
Arch Capital Group Ltd.*	25,347	2,464,996
Mid-America Apartment Communities, Inc. REIT	23,616	2,407,415
E*TRADE Financial Corp.*	56,108	1,941,898
American Financial Group, Inc.	18,250	1,822,263
Affiliated Managers Group, Inc.	11,433	1,758,967
VEREIT, Inc. REIT	203,146	1,680,018
SEI Investments Co.	33,242	1,665,092
Reinsurance Group of America, Inc. — Class A	13,236	1,648,015
East West Bancorp, Inc.	29,332	1,605,341
Equity LifeStyle Properties, Inc. REIT	18,051	1,523,504
Invitation Homes, Inc. REIT	64,833	1,395,206
Brown & Brown, Inc.	29,106	1,264,074
Liberty Property Trust REIT	30,686	1,260,887
Douglas Emmett, Inc. REIT	31,966	1,213,429
Grupo Financiero Santander Mexico SAB de CV ADR	125,529	1,147,335
Jones Lang LaSalle, Inc.	9,400	1,085,418
Highwoods Properties, Inc. REIT	21,286	1,072,814
New Residential Investment Corp. REIT	64,833	1,043,163
Synovus Financial Corp.	24,895	1,017,707
DCT Industrial Trust, Inc. REIT	19,030	1,003,071
Western Alliance Bancorporation*	21,434	979,962
Validus Holdings Ltd.	16,923	903,688
Investors Bancorp, Inc.	63,026	833,834
First Hawaiian, Inc.	28,579	787,637
CNO Financial Group, Inc.	35,801	733,562
BankUnited, Inc.	21,735	720,733
Two Harbors Investment Corp. REIT	72,129	719,847
Retail Properties of America, Inc. — Class A REIT	49,939	614,250
Total Financial		49,543,293
Consumer, Non-cyclical - 19.8%
CR Bard, Inc.	14,968	4,601,612
Coca-Cola European Partners plc	97,774	4,012,645
IHS Markit Ltd.*	82,658	3,789,869
Conagra Brands, Inc.	91,156	3,513,152
Equifax, Inc.	25,047	3,426,430
Nielsen Holdings plc	74,233	2,856,486
Hologic, Inc.*	57,462	2,488,679
Total System Services, Inc.	37,756	2,248,370
TransUnion*	37,831	1,653,593
QIAGEN N.V.*	46,707	1,567,487
Lamb Weston Holdings, Inc.	30,010	1,392,764
Booz Allen Hamilton Holding Corp.	31,966	1,260,739
Bioverativ, Inc.*	22,038	1,214,073
Lancaster Colony Corp.	5,791	717,100
Total Consumer, Non-cyclical		34,742,999

	Shares	Value
COMMON STOCKS† - 90.0% (continued)
Industrial - 15.3%
Rockwell Automation, Inc.	26,624	$4,225,761
Agilent Technologies, Inc.	66,636	4,020,816
WestRock Co.	51,671	2,811,936
Textron, Inc.	56,334	2,692,766
Flex Ltd.*	111,237	1,919,951
Trimble, Inc.*	51,597	1,859,556
Keysight Technologies, Inc.*	35,123	1,357,153
Hubbell, Inc.	11,433	1,325,199
Colfax Corp.*	25,347	1,028,074
Crane Co.	12,260	951,130
Teledyne Technologies, Inc.*	7,145	939,639
Woodward, Inc.	12,409	845,301
Curtiss-Wright Corp.	9,326	839,620
ITT, Inc.	18,351	697,522
JELD-WEN Holding, Inc.*	21,735	679,001
Louisiana-Pacific Corp.*	29,633	660,223
Total Industrial		26,853,648
Utilities - 7.4%
Avangrid, Inc.	64,005	2,907,748
FirstEnergy Corp.	91,457	2,674,203
UGI Corp.	35,950	1,839,921
Atmos Energy Corp.	21,735	1,810,743
AES Corp.	135,230	1,579,486
MDU Resources Group, Inc.	40,914	1,114,088
Vectren Corp.	17,072	1,047,196
Total Utilities		12,973,385
Technology - 6.7%
Maxim Integrated Products, Inc.	59,643	2,850,935
Amdocs Ltd.	30,537	1,978,188
Marvell Technology Group Ltd.	106,651	1,838,663
Xerox Corp.	206,833	1,462,309
Nuance Communications, Inc.*	59,116	1,094,237
CSRA, Inc.	33,168	1,000,347
Dun & Bradstreet Corp.	7,671	803,230
DST Systems, Inc.	6,318	763,341
Total Technology		11,791,250
Consumer, Cyclical - 6.2%
Mohawk Industries, Inc.*	15,417	3,689,288
Aramark	50,918	1,897,205
NVR, Inc.*	753	1,718,632
Allison Transmission Holdings, Inc.	33,546	1,298,901
Columbia Sportswear Co.	14,215	771,590
Choice Hotels International, Inc.	11,582	752,251
International Game Technology plc	41,592	738,258
Total Consumer, Cyclical		10,866,125
Basic Materials - 5.2%
Nucor Corp.	68,442	3,976,479
Celanese Corp. — Class A	29,332	2,538,685
WR Grace & Co.	14,290	1,024,451
Univar, Inc.*	29,258	890,028
Cabot Corp.	12,635	659,926
Total Basic Materials		9,089,569
Communications - 1.2%
CDW Corp.	33,846	2,036,852
Total Common Stocks
(Cost $145,319,099)		157,897,121

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.7%
Energy - 7.4%
Magellan Midstream Partners, LP	48,061	$3,488,749
Spectra Energy Partners, LP	64,232	2,770,968
Buckeye Partners, LP	28,731	1,838,784
Western Gas Partners, LP	27,603	1,538,315
Equities Midstream Partners, LP	16,923	1,248,240
Tesoro Logistics, LP	22,714	1,203,388
TC PipeLines, LP1	14,063	791,325
Total Energy		12,879,769
Financial - 1.8%
KKR & Company, LP	96,120	1,770,530
Oaktree Capital Group LLC	31,513	1,460,628
Total Financial		3,231,158
Consumer, Cyclical - 0.5%
Cedar Fair, LP	11,659	828,022
Total Master Limited Partnerships
(Cost $16,521,468)		16,938,949

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$250,000	250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	250,000	250,000
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	242,088	242,088
Total Securities Lending Collateral
(Cost $742,088)		742,088
Total Investments - 100.1%
(Cost $162,582,655)		$175,578,158
Other Assets & Liabilities, net - (0.1)%		(237,515)
Total Net Assets - 100.0%		$175,340,643

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$157,897,121	$—	$—	$157,897,121
Master Limited Partnerships	16,938,949	—	—	16,938,949
Securities Lending Collateral	—	742,088	—	742,088
Total Assets	$174,836,070	$742,088	$—	$175,578,158

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 69.0%
Financial - 19.6%
Sunstone Hotel Investors, Inc. REIT	250,815	$3,915,223
LaSalle Hotel Properties REIT	128,718	3,662,027
New Residential Investment Corp. REIT	222,212	3,575,391
MetLife, Inc.	69,114	3,496,477
DiamondRock Hospitality Co. REIT	310,653	3,445,142
GEO Group, Inc.	103,660	3,103,580
Chimera Investment Corp. REIT	155,661	2,895,294
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	346,402	2,847,425
ING Groep N.V. ADR[1]	162,565	2,744,097
Two Harbors Investment Corp. REIT	269,692	2,691,526
HSBC Holdings plc ADR[1]	60,888	2,648,019
T. Rowe Price Group, Inc.	34,297	2,415,881
Invesco Ltd.	74,793	2,370,938
Apollo Commercial Real Estate Finance, Inc. REIT	126,744	2,339,694
Navient Corp.	159,532	2,302,047
Manulife Financial Corp.	132,979	2,291,228
Bank of Nova Scotia	39,641	2,239,320
Toronto-Dominion Bank[1]	46,097	2,198,827
MFA Financial, Inc. REIT	262,643	2,185,190
Ryman Hospitality Properties, Inc. REIT	30,176	1,943,636
Bancolombia S.A. ADR	44,103	1,940,973
Invesco Mortgage Capital, Inc. REIT	115,061	1,857,085
Outfront Media, Inc.	70,954	1,621,299
Sumitomo Mitsui Financial Group, Inc. ADR	224,595	1,608,100
First American Financial Corp.	31,011	1,349,599
Sabra Health Care REIT, Inc.[1]	55,619	1,303,153
National Storage Affiliates Trust	52,065	1,262,576
BGC Partners, Inc. — Class A	104,666	1,234,012
Federated Investors, Inc. — Class B	45,455	1,207,285
Aircastle Ltd.	51,439	1,122,913
Sun Life Financial, Inc.	33,199	1,086,935
Hersha Hospitality Trust	50,525	940,270
Maiden Holdings Ltd.	74,793	789,066
Total Financial		72,634,228
Consumer, Cyclical - 11.3%
McDonald's Corp.	28,859	4,354,534
Las Vegas Sands Corp.	71,512	4,228,505
L Brands, Inc.	75,642	3,903,127
VF Corp.	70,451	3,790,264
Kohl's Corp.	90,496	3,477,761
General Motors Co.	99,387	3,372,201
Ford Motor Co.	294,743	3,277,542
Nu Skin Enterprises, Inc. — Class A	52,271	2,868,632
Six Flags Entertainment Corp.	41,582	2,510,721
Toyota Motor Corp. ADR	21,680	2,331,467
Brinker International, Inc.	58,524	2,295,897
Big 5 Sporting Goods Corp.	92,433	1,284,819
Steelcase, Inc. — Class A	76,642	1,283,754

	Shares	Value
COMMON STOCKS† - 69.0% (continued)
Consumer, Cyclical - 11.3% (continued)
GNC Holdings, Inc. — Class A1	138,805	$1,052,142
Cato Corp. — Class A	48,086	969,414
DineEquity, Inc.	20,748	949,221
Total Consumer, Cyclical		41,950,001
Utilities - 9.0%
American Electric Power Company, Inc.	56,083	4,025,637
Exelon Corp.	102,892	3,736,009
Pinnacle West Capital Corp.	30,657	2,708,546
DTE Energy Co.	24,661	2,700,873
Entergy Corp.	32,845	2,596,726
Ameren Corp.	45,643	2,590,240
Great Plains Energy, Inc.	86,595	2,487,874
OGE Energy Corp.	69,039	2,459,860
AES Corp.	210,045	2,453,326
Vectren Corp.	22,159	1,359,234
Spire, Inc.	18,852	1,335,664
South Jersey Industries, Inc.	36,345	1,323,321
Fortis, Inc.	37,925	1,246,974
Northwest Natural Gas Co.	20,225	1,238,781
NRG Yield, Inc. — Class C	68,939	1,220,220
Total Utilities		33,483,285
Consumer, Non-cyclical - 7.5%
QIWI plc ADR	254,259	5,875,925
AbbVie, Inc.	59,772	3,946,148
General Mills, Inc.	60,903	3,455,636
H&R Block, Inc.	123,089	3,266,782
AstraZeneca plc ADR	87,308	3,002,522
GlaxoSmithKline plc ADR[1]	58,453	2,585,376
Flowers Foods, Inc.	128,542	2,375,456
Western Union Co.	123,895	2,356,483
B&G Foods, Inc.	26,307	1,066,749
Total Consumer, Non-cyclical		27,931,077
Technology - 5.6%
HP, Inc.	210,342	3,946,015
QUALCOMM, Inc.	64,793	3,710,695
International Business Machines Corp.	20,381	3,110,752
Pitney Bowes, Inc.	178,709	2,657,403
CA, Inc.	76,531	2,431,390
Paychex, Inc.	40,859	2,420,079
Xerox Corp.	327,755	2,317,228
Total Technology		20,593,562
Industrial - 5.2%
Boeing Co.	20,927	3,926,533
Emerson Electric Co.	61,080	3,611,050
General Electric Co.	123,322	3,376,556
WestRock Co.	46,264	2,517,687
ABB Ltd. ADR	77,033	1,935,839
Sturm Ruger & Company, Inc.[1]	24,605	1,567,339
Costamare, Inc.	203,299	1,331,608
Nordic American Tankers Ltd.[1]	149,762	892,582
Total Industrial		19,159,194

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

COMMON STOCKS† - 69.0%	Shares	Value
Communications - 4.3%
Verizon Communications, Inc.	73,585	$3,432,004
Cisco Systems, Inc.	108,749	3,428,855
Mobile TeleSystems PJSC ADR	315,771	2,781,943
Meredith Corp.[1]	38,896	2,104,274
Telefonica Brasil S.A. ADR	127,284	1,821,434
TELUS Corp.	36,736	1,250,126
New Media Investment Group, Inc.	81,720	1,056,640
Total Communications		15,875,276
Basic Materials - 3.7%
International Paper Co.	70,887	3,748,505
Dow Chemical Co.	58,414	3,619,331
LyondellBasell Industries N.V. — Class A	39,755	3,201,073
Ternium S.A. ADR	79,655	2,072,623
Schweitzer-Mauduit International, Inc.	29,716	1,107,812
Total Basic Materials		13,749,344
Energy - 2.8%
Phillips 66	47,092	3,584,173
Valero Energy Corp.	55,225	3,394,681
Total S.A. ADR[1]	46,861	2,450,830
Tallgrass Energy GP, LP	43,036	1,109,038
Total Energy		10,538,722
Total Common Stocks
(Cost $251,078,239)		255,914,689
PREFERRED STOCKS† - 7.9%
Financial - 6.9%
Capital One Financial Corp.
5.20%[2]	148,336	3,582,314
Morgan Stanley	111,381	3,127,579
6.38%,2,3
Charles Schwab Corp.	110,889	2,978,479
5.95%[2]
Arch Capital Group Ltd.	123,603	2,962,764
5.25%[2]
JPMorgan Chase & Co.	104,104	2,809,767
6.15%[1,2]
6.13%[1,2]	95,507	2,570,093
Citigroup, Inc.	94,787	2,764,937
6.88%[1,2,3]
6.30%[1,2]	82,687	2,208,570
Bank of America Corp.	102,670	2,722,808
6.00%[1,2]
Total Financial		25,727,311
Basic Materials - 1.0%
Braskem S.A. ADR[1]	171,967	3,542,520
Total Preferred Stocks
(Cost $27,712,096)		29,269,831
CONVERTIBLE PREFERRED STOCKS†- 3.4%
Financial - 2.3%
Bank of America Corp.	3,447	4,277,727
7.25%

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†- 3.4% (continued)
Financial - 2.3% (continued)
Wells Fargo & Co.
7.50%	3,289	$4,163,841
Total Financial		8,441,568
Industrial - 1.1%
Belden, Inc.	39,672	3,960,456
6.75% due 07/15/19
Total Convertible Preferred Stocks
(Cost $12,069,995)		12,402,024
MASTER LIMITED PARTNERSHIPS† - 8.6%
Energy - 7.6%
Williams Partners, LP	97,090	3,803,016
Crestwood Equity Partners, LP1	165,206	3,783,217
DCP Midstream, LP1	89,226	3,014,054
Tesoro Logistics, LP	51,107	2,707,648
Seadrill Parnters LLC[1]	764,258	2,598,477
Enterprise Products Partners, LP	92,823	2,488,585
TC PipeLines, LP1	44,134	2,483,420
MPLX, LP	66,126	2,185,464
NGL Energy Partners, LP	134,891	1,834,518
Magellan Midstream Partners, LP	25,224	1,831,010
Phillips 66 Partners, LP	32,523	1,610,539
Total Energy		28,339,948
Industrial - 1.0%
GasLog Partners, LP1	161,374	3,534,090
Total Master Limited Partnerships
(Cost $35,563,449)		31,874,038
CLOSED-END FUNDS† - 10.1%
PIMCO Dynamic Credit and Mortgage Income Fund[1]	192,286	4,287,977
DoubleLine Income Solutions Fund	198,673	4,068,823
Blackstone / GSO Strategic Credit Fund	192,145	3,116,592
Alpine Global Premier Properties Fund	449,552	2,764,745
First Trust Intermediate Duration Preferred & Income Fund[1]	106,900	2,626,533
AllianceBernstein Global High Income Fund, Inc.	162,564	2,082,445
Prudential Global Short Duration High Yield Fund, Inc.	123,941	1,887,621
AllianzGI Convertible & Income Fund[1]	263,028	1,828,045
Wells Fargo Income Opportunities Fund	203,632	1,757,344
Prudential Short Duration High Yield Fund, Inc.	99,052	1,544,221
Western Asset Global High Income Fund, Inc.	137,353	1,405,121
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[1]	171,958	1,394,579
Barings Global Short Duration High Yield Fund[1]	61,031	1,235,878
Western Asset High Income Fund II, Inc.	165,323	1,208,511
NexPoint Credit Strategies Fund[1]	54,248	1,184,234
AllianzGI Convertible & Income Fund II	180,023	1,116,143
Nuveen Global High Income Fund	61,710	1,054,624

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
CLOSED-END FUNDS† - 10.1% (continued)
Nuveen Preferred & Income Term Fund[1]	41,733	$1,047,916
Pioneer High Income Trust	87,385	875,598
John Hancock Preferred Income Fund III[1]	44,253	841,692
Total Closed-End Funds
(Cost $36,271,271)		37,328,642

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 4.0%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$3,469,552	$3,469,552
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	3,469,552	3,469,552
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	3,469,552	3,469,552
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	3,469,552	3,469,552
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	1,028,267	1,028,267
Total Securities Lending Collateral
(Cost $14,906,475)		14,906,475
Total Investments - 103.0%
(Cost $377,601,525)		381,695,699
Other Assets & Liabilities, net - (3.0)%		(11,022,239)
Total Net Assets - 100.0%		$370,673,460

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Perpetual maturity.
3	Variable rate security. Rate indicated is rate effective at May 31, 2017.
4	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	37,328,642	—	—	37,328,642
Common Stocks	255,914,689	—	—	255,914,689
Convertible Preferred Stocks	12,402,024	—	—	12,402,024
Master Limited Partnerships	31,874,038	—	—	31,874,038
Preferred Stocks	29,269,831	—	—	29,269,831
Securities Lending Collateral	—	14,906,475	—	14,906,475
Total Assets	$366,789,224	$14,906,475	$—	$381,695,699

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 94.1%
Financial - 21.2%
Willis Towers Watson plc	8,974	$1,315,858
BGC Partners, Inc. — Class A	111,419	1,313,630
SBA Communications Corp. REIT*	9,464	1,307,736
Uniti Group, Inc. REIT	52,150	1,304,271
Equinix, Inc. REIT	2,945	1,298,773
Allstate Corp.	14,939	1,289,833
CyrusOne, Inc. REIT	22,926	1,289,817
American Tower Corp. — Class A REIT	9,794	1,284,875
Meta Financial Group, Inc.	14,998	1,283,829
American Homes 4 Rent — Class A REIT	56,638	1,272,655
United Insurance Holdings Corp.	78,404	1,272,497
Bank of New York Mellon Corp.	27,005	1,272,475
ConnectOne Bancorp, Inc.	58,321	1,271,397
Northern Trust Corp.	14,456	1,264,033
Retail Opportunity Investments Corp. REIT	63,960	1,263,850
Argo Group International Holdings Ltd.	20,320	1,257,808
Weyerhaeuser Co. REIT	38,062	1,254,524
Physicians Realty Trust REIT	61,638	1,253,717
Apartment Investment & Management Co. — Class A REIT	29,201	1,253,306
Wintrust Financial Corp.	18,217	1,252,601
PacWest Bancorp	26,684	1,245,342
Heartland Financial USA, Inc.	27,744	1,244,319
Invitation Homes, Inc. REIT	57,705	1,241,812
BofI Holding, Inc.*,1	55,908	1,241,158
IBERIABANK Corp.	16,011	1,236,049
Hancock Holding Co.	26,741	1,235,434
Fidus Investment Corp.[1]	74,766	1,230,648
Chemical Financial Corp.	27,322	1,228,670
SVB Financial Group*	7,153	1,219,587
Kite Realty Group Trust REIT	65,870	1,183,684
Bank of the Ozarks, Inc.	26,724	1,181,201
Alcentra Capital Corp.[1]	88,478	1,167,910
Howard Bancorp, Inc.*	20,725	391,703
Total Financial		40,625,002
Energy - 16.9%
Marathon Petroleum Corp.	23,812	1,239,176
ProPetro Holding Corp.*	91,538	1,212,879
Kinder Morgan, Inc.	64,386	1,207,882
Concho Resources, Inc.*	9,470	1,200,607
Halliburton Co.	26,304	1,188,678
Pioneer Natural Resources Co.	7,116	1,187,376
Viper Energy Partners, LP	69,707	1,186,413
Newfield Exploration Co.*	36,397	1,182,175
RPC, Inc.[1]	62,746	1,178,997
Parsley Energy, Inc. — Class A*	39,760	1,178,884
Patterson-UTI Energy, Inc.	55,075	1,174,199
SRC Energy, Inc.*,1	170,531	1,173,253
Kimbell Royalty Partners, LP	58,610	1,166,339
Newpark Resources, Inc.*	157,101	1,162,547
Antero Resources Corp.*,1	56,512	1,162,452
Carrizo Oil & Gas, Inc.*	51,742	1,135,219
Targa Resources Corp.	24,682	1,133,644
Marathon Oil Corp.	86,498	1,126,204
RSP Permian, Inc.*	31,381	1,116,850

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Energy - 16.9% (continued)
WildHorse Resource Development Corp.*,1	93,374	$1,113,018
QEP Resources, Inc.*	111,222	1,112,220
Continental Resources, Inc.*	29,482	1,108,523
Superior Energy Services, Inc.*	106,060	1,099,842
Unit Corp.*	60,833	1,084,652
Nabors Industries Ltd.	119,469	1,051,327
Oasis Petroleum, Inc.*	104,997	1,024,771
Whiting Petroleum Corp.*	141,692	1,000,346
Kosmos Energy Ltd.*,1	165,587	993,522
Dawson Geophysical Co.*	127,225	489,816
Total Energy		32,391,811
Consumer, Non-cyclical - 16.0%
FleetCor Technologies, Inc.*	9,257	1,335,693
Merit Medical Systems, Inc.*	37,461	1,329,865
Rent-A-Center, Inc.	115,092	1,313,200
Mylan N.V.*	33,126	1,291,251
Boston Scientific Corp.*	47,588	1,286,304
Teleflex, Inc.	6,393	1,278,728
UnitedHealth Group, Inc.	7,282	1,275,661
Sage Therapeutics, Inc.*	19,177	1,267,790
Bioverativ, Inc.*	22,910	1,262,112
Service Corp. International	39,337	1,254,064
HCA Healthcare, Inc.*	15,299	1,253,141
Surgery Partners, Inc.*	57,389	1,251,080
TG Therapeutics, Inc.*,1	110,732	1,245,735
Biogen, Inc.*	5,025	1,245,044
ICU Medical, Inc.*	7,703	1,242,494
Celgene Corp.*	10,748	1,229,679
Envision Healthcare Corp.*	22,479	1,227,578
Flexion Therapeutics, Inc.*,1	71,329	1,219,013
Teligent, Inc.*,1	144,627	1,197,512
Acadia Healthcare Co., Inc.*,1	28,853	1,192,783
Antares Pharma, Inc.*	487,135	1,183,738
Paratek Pharmaceuticals, Inc.*	58,321	1,169,336
ANI Pharmaceuticals, Inc.*	26,359	1,151,625
Alexion Pharmaceuticals, Inc.*	11,040	1,082,251
Cidara Therapeutics, Inc.*,1	136,478	818,868
Total Consumer, Non-cyclical		30,604,545
Consumer, Cyclical - 15.7%
Best Buy Co., Inc.	24,485	1,454,164
Malibu Boats, Inc. — Class A*	54,478	1,321,091
Mohawk Industries, Inc.*	5,464	1,307,535
Big Lots, Inc.	26,459	1,291,992
Leggett & Platt, Inc.	24,823	1,291,292
Dollar General Corp.	17,468	1,281,977
Steelcase, Inc. — Class A	76,402	1,279,734
Tempur Sealy International, Inc.*,1	27,328	1,269,113
Newell Brands, Inc.	23,803	1,260,369
MCBC Holdings, Inc.	65,425	1,258,123
Wal-Mart Stores, Inc.	15,955	1,254,063
SkyWest, Inc.	36,482	1,251,333
Beacon Roofing Supply, Inc.*	25,903	1,249,302
MarineMax, Inc.*	68,866	1,243,031
Red Robin Gourmet Burgers, Inc.*	17,228	1,241,708
Spirit Airlines, Inc.*	23,352	1,239,991
Lennar Corp. — Class A	24,100	1,236,571

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Consumer, Cyclical - 15.7% (continued)
MSC Industrial Direct Company, Inc. — Class A	14,689	$1,232,995
Toll Brothers, Inc.	33,214	1,225,929
Ethan Allen Interiors, Inc.	45,454	1,224,985
O'Reilly Automotive, Inc.*	5,000	1,210,400
Carrols Restaurant Group, Inc.*	99,747	1,182,002
AutoZone, Inc.*	1,866	1,130,647
Advance Auto Parts, Inc.	8,297	1,108,728
Total Consumer, Cyclical		30,047,075
Industrial - 9.4%
Applied Optoelectronics, Inc.*,1	19,780	1,381,040
Kansas City Southern	13,922	1,325,375
Flex Ltd.*	76,124	1,313,900
Covanta Holding Corp.[1]	88,508	1,305,494
Republic Services, Inc. — Class A	20,476	1,302,478
Waste Connections, Inc.	13,676	1,301,271
Union Pacific Corp.	11,740	1,294,922
Roper Technologies, Inc.	5,672	1,288,678
SYNNEX Corp.	11,543	1,284,274
Casella Waste Systems, Inc. — Class A*	91,471	1,282,423
Genesee & Wyoming, Inc. — Class A*	19,485	1,276,268
AquaVenture Holdings Ltd.*,1	73,713	1,249,435
Avnet, Inc.	33,885	1,242,902
PGT Innovations, Inc.*	107,420	1,229,959
Total Industrial		18,078,419
Communications - 6.8%
Charter Communications, Inc. — Class A*	3,980	1,375,289
NeoPhotonics Corp.*,1	151,241	1,362,681
Comcast Corp. — Class A	32,350	1,348,672
Finisar Corp.*	53,300	1,314,378
ARRIS International plc*	46,600	1,306,664
ORBCOMM, Inc.*	131,603	1,289,709
Facebook, Inc. — Class A*	8,489	1,285,744
RingCentral, Inc. — Class A*	37,184	1,267,974
Iridium Communications, Inc.*,1	126,313	1,250,499
Alibaba Group Holding Ltd. ADR*	10,200	1,249,092
Total Communications		13,050,702
Technology - 6.8%
BroadSoft, Inc.*	33,650	1,346,000
Lumentum Holdings, Inc.*	23,558	1,343,984
ServiceNow, Inc.*	12,657	1,324,555
VeriFone Systems, Inc.*	71,900	1,315,051
Microsoft Corp.	18,567	1,296,719
salesforce.com, Inc.*	14,380	1,289,023
Silver Spring Networks, Inc.*	125,681	1,279,433
Instructure, Inc.*	47,788	1,275,940
Envestnet, Inc.*	35,353	1,267,405
Nuance Communications, Inc.*	66,639	1,233,488
Total Technology		12,971,598

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Utilities - 1.3%
8Point3 Energy Partners, LP1	95,357	$1,300,670
EnerNOC, Inc.*	226,452	1,234,163
Total Utilities		2,534,833
Total Common Stocks
(Cost $161,449,914)		180,303,985
MASTER LIMITED PARTNERSHIPS† - 5.7%
Energy - 3.8%
Antero Midstream Partners, LP	36,998	1,281,611
Enterprise Products Partners, LP	46,360	1,242,912
Tesoro Logistics, LP	23,400	1,239,731
Western Refining Logistics, LP1	49,676	1,226,997
Williams Partners, LP	31,079	1,217,364
MPLX, LP	35,553	1,175,027
Total Energy		7,383,642
Diversified - 0.7%
Landmark Infrastructure Partners, LP1	80,564	1,268,883
Basic Materials - 0.6%
Hi-Crush Partners, LP*,1	83,232	1,086,178
Consumer, Cyclical - 0.6%
Green Plains Partners, LP1	58,066	1,082,931
Total Master Limited Partnerships
(Cost $9,680,226)		10,821,634

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 6.0%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$2,653,031	2,653,031
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	2,653,031	2,653,031
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	2,653,031	2,653,031
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	2,653,031	2,653,031
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	786,252	786,252
Total Securities Lending Collateral
(Cost $11,398,376)		11,398,376
Total Investments - 105.8%
(Cost $182,528,516)		$202,523,995
Other Assets & Liabilities, net - (5.8)%		(11,140,035)
Total Net Assets - 100.0%		$191,383,960

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$180,303,985	$—	$—	$180,303,985
Master Limited Partnerships	10,821,634	—	—	10,821,634
Securities Lending Collateral	—	11,398,376	—	11,398,376
Total Assets	$191,125,619	$11,398,376	$—	$202,523,995

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 100.2%
Consumer, Non-cyclical - 25.5%
PayPal Holdings, Inc.*	295,489	$15,427,480
Zoetis, Inc.	243,625	15,172,965
CDK Global, Inc.	97,390	5,985,589
Lamb Weston Holdings, Inc.	93,192	4,325,041
Bioverativ, Inc.*	72,504	3,994,245
Mallinckrodt plc*	66,723	2,877,763
Halyard Health, Inc.*	31,345	1,126,539
Varex Imaging Corp.*	25,110	862,529
Hertz Global Holdings, Inc.*,1	49,036	500,658
Total Consumer, Non-cyclical		50,272,809
Financial - 20.3%
Synchrony Financial	517,308	13,889,720
Colony NorthStar, Inc. — Class A REIT	372,565	5,264,344
Gaming and Leisure Properties, Inc. REIT	131,163	4,814,994
Navient Corp.	195,447	2,820,300
Uniti Group, Inc. REIT	104,432	2,611,844
Colony Starwood Homes REIT	65,194	2,253,757
Park Hotels & Resorts, Inc. REIT	83,442	2,147,797
Urban Edge Properties REIT	66,392	1,582,785
Care Capital Properties, Inc. REIT	56,453	1,484,149
Quality Care Properties, Inc. REIT*	62,860	1,063,591
Washington Prime Group, Inc. REIT	124,479	949,775
FNFV Group*	44,736	624,067
New Senior Investment Group, Inc. REIT	55,159	526,217
Total Financial		40,033,340
Industrial - 16.3%
Fortive Corp.	202,175	12,625,828
Allegion plc	64,121	5,041,833
Keysight Technologies, Inc.*	122,888	4,748,392
Energizer Holdings, Inc.	41,597	2,229,599
Welbilt, Inc.*	93,025	1,799,104
KLX, Inc.*	35,266	1,706,522
TopBuild Corp.*	25,334	1,356,636
SPX FLOW, Inc.*	28,408	1,060,471
Knowles Corp.*,1	59,568	1,020,400
Babcock & Wilcox Enterprises, Inc.*	32,698	348,234
TimkenSteel Corp.*	26,137	342,395
Total Industrial		32,279,414
Communications - 13.1%
Liberty Media Corporation-Liberty SiriusXM — Class C*	118,211	4,925,852
Liberty Broadband Corp. — Class C*	45,214	4,031,732
News Corp. — Class A	256,352	3,429,990
Zillow Group, Inc. — Class C*,1	70,532	3,069,552
Cable One, Inc.	3,150	2,263,590
Liberty Expedia Holdings, Inc. — Class A*	36,334	1,895,545
Liberty Global plc LiLAC — Class C*	81,031	1,698,410
Liberty Broadband Corp. — Class A*	17,644	1,557,083

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Communications - 13.1% (continued)
Liberty Media Corporation-Liberty Formula One — Class C*,1	29,335	$976,856
Time, Inc.	66,623	832,788
Gannett Company, Inc.	76,286	598,845
Liberty Media Corporation-Liberty Braves — Class C*,1	22,329	520,712
Total Communications		25,800,955
Technology - 10.9%
Hewlett Packard Enterprise Co.	772,668	14,533,885
CSRA, Inc.	97,499	2,940,570
Science Applications International Corp.	29,472	2,239,577
Conduent, Inc.*	114,388	1,877,107
Total Technology		21,591,139
Basic Materials - 7.1%
Chemours Co.	123,010	4,919,170
Alcoa Corp.	98,867	3,256,679
Versum Materials, Inc.	72,989	2,265,579
Ingevity Corp.*	28,276	1,670,263
GCP Applied Technologies, Inc.*	47,715	1,436,222
Rayonier Advanced Materials, Inc.	29,060	505,353
Total Basic Materials		14,053,266
Consumer, Cyclical - 4.1%
Adient plc	62,850	4,307,111
Madison Square Garden Co. — Class A*	9,790	1,913,064
Hilton Grand Vacations, Inc.*	38,556	1,379,148
Liberty TripAdvisor Holdings, Inc. — Class A*	48,406	573,611
Total Consumer, Cyclical		8,172,934
Energy - 1.6%
Murphy USA, Inc.*	23,296	1,584,827
NOW, Inc.*	72,184	1,191,758
California Resources Corp.*,1	27,683	301,468
Total Energy		3,078,053
Utilities - 1.3%
ONE Gas, Inc.	35,086	2,478,826
Total Common Stocks
(Cost $169,194,914)		197,760,736

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$568,414	$568,414
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	568,414	568,414
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	568,414	568,414

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.2% (continued)
Repurchase Agreements (continued)
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79%
due 06/01/17	$568,414	$568,414
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	168,452	168,452
Total Securities Lending Collateral
(Cost $2,442,108)		2,442,108
Total Investments - 101.4%
(Cost $171,637,022)		$200,202,844
Other Assets & Liabilities, net - (1.4)%		(2,668,882)
Total Net Assets - 100.0%		$197,533,962

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$197,760,736	$—	$—	$197,760,736
Securities Lending Collateral	—	2,442,108	—	2,442,108
Total Assets	$197,760,736	$2,442,108	$—	$200,202,844

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 30.7%
Sutherland Asset Management Corp. REIT	10,550	$157,723
UMH Properties, Inc. REIT	8,477	141,567
United Insurance Holdings Corp.	7,604	123,412
Preferred Apartment Communities, Inc. — Class A REIT	7,980	122,333
CorEnergy Infrastructure Trust, Inc. REIT[1]	3,356	118,064
Fidus Investment Corp.[1]	6,663	109,674
WashingtonFirst Bankshares, Inc.	3,336	109,487
United Community Financial Corp.	13,835	109,435
West Bancorporation, Inc.	4,958	108,828
Enterprise Bancorp, Inc.	3,571	107,129
First Connecticut Bancorp, Inc.	4,276	107,114
Veritex Holdings, Inc.*	4,074	105,924
Consolidated-Tomoka Land Co.	1,952	105,018
Access National Corp.	3,730	104,403
Equity Bancshares, Inc. — Class A*	3,504	104,209
Citizens & Northern Corp.	4,637	103,359
Territorial Bancorp, Inc.	3,433	103,196
Arlington Asset Investment Corp. — Class A	7,125	102,315
National Commerce Corp.*	2,706	101,069
Arbor Realty Trust, Inc. REIT	12,323	101,049
CNB Financial Corp.	4,736	99,314
MidWestOne Financial Group, Inc.	2,767	95,821
Sierra Bancorp	3,968	95,351
Old Second Bancorp, Inc.	7,913	91,790
American National Bankshares, Inc.	2,632	91,725
Ares Commercial Real Estate Corp. REIT	6,675	88,310
Monroe Capital Corp.[1]	5,519	86,868
Community Healthcare Trust, Inc. REIT	3,501	86,475
Farmland Partners, Inc. REIT	8,683	84,486
Farmers Capital Bank Corp.	2,205	84,231
Marlin Business Services Corp.	3,308	83,858
Macatawa Bank Corp.	8,989	83,058
First Bancorp, Inc.	3,279	82,401
Gladstone Investment Corp.	8,754	80,624
WhiteHorse Finance, Inc.	5,595	79,505
Newtek Business Services Corp.	4,655	78,763
Bank of Marin Bancorp	1,287	77,156
Gladstone Capital Corp.[1]	7,669	75,003
Southern National Bancorp of Virginia, Inc.	4,260	72,889
BSB Bancorp, Inc.*,1	2,505	72,645
Hawthorn Bancshares, Inc.	3,495	71,298
Bear State Financial, Inc.	8,143	71,170
Summit Financial Group, Inc.[1]	3,207	69,399
TriplePoint Venture Growth BDC Corp.	5,285	69,128
Northrim BanCorp, Inc.	2,272	67,478

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Financial - 30.7% (continued)
Impac Mortgage Holdings, Inc.*,1	4,100	$67,363
ESSA Bancorp, Inc.	4,564	66,406
National Bankshares, Inc.	1,621	65,326
Shore Bancshares, Inc.	4,093	65,201
Bluerock Residential Growth REIT, Inc.	5,250	64,050
MBT Financial Corp.	6,260	63,539
Federated National Holding Co.	4,025	63,273
Orchid Island Capital, Inc. REIT	6,174	62,049
Great Ajax Corp. REIT	4,414	61,531
Civista Bancshares, Inc.	3,005	59,199
Chemung Financial Corp.	1,559	58,587
Southern Missouri Bancorp, Inc.	1,845	57,933
Eastern Virginia Bankshares, Inc.	5,293	57,482
Codorus Valley Bancorp, Inc.	2,214	57,121
Investors Title Co.	300	56,076
Salisbury Bancorp, Inc.	1,398	56,060
Southern First Bancshares, Inc.*	1,626	55,609
Evans Bancorp, Inc.	1,408	55,334
Jernigan Capital, Inc. REIT	2,472	55,126
Garrison Capital, Inc.[1]	6,230	54,388
Peoples Bancorp of North Carolina, Inc.	1,968	53,982
Western New England Bancorp, Inc.	5,396	53,690
Health Insurance Innovations, Inc. — Class A*	2,394	53,267
Maui Land & Pineapple Company, Inc.*	2,790	53,010
Ellington Residential Mortgage REIT	3,631	52,250
Century Bancorp, Inc. — Class A	843	50,369
Entegra Financial Corp.*	2,093	49,709
Stellus Capital Investment Corp.	3,509	49,652
Oppenheimer Holdings, Inc. — Class A	3,023	47,159
Norwood Financial Corp.	1,207	46,952
CM Finance, Inc.	4,498	46,779
Union Bankshares, Inc.[1]	1,149	45,903
First Internet Bancorp	1,773	45,743
Investar Holding Corp.	2,096	45,693
Owens Realty Mortgage, Inc. REIT	2,774	45,438
Unity Bancorp, Inc.	2,797	44,612
Global Medical REIT, Inc.[1]	4,794	44,536
Atlas Financial Holdings, Inc.*	2,954	44,310
Independence Holding Co.	2,232	44,305
Griffin Industrial Realty, Inc.	1,411	43,868
Horizon Technology Finance Corp.	3,841	42,251
MutualFirst Financial, Inc.	1,253	42,226
Severn Bancorp, Inc.*,1	5,886	41,496
First South Bancorp, Inc.	2,904	41,266
Old Point Financial Corp.	1,400	41,020
Cherry Hill Mortgage Investment Corp. REIT	2,267	41,010
SI Financial Group, Inc.	2,689	40,335
Home Bancorp, Inc.	1,154	40,159

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Financial - 30.7% (continued)
Timberland Bancorp, Inc.	1,766	$40,124
Pacific Mercantile Bancorp*	5,209	40,109
PCSB Financial Corp.*	2,400	39,912
Bankwell Financial Group, Inc.	1,272	39,470
Central Valley Community Bancorp	1,845	38,524
Penns Woods Bancorp, Inc.	947	37,407
Provident Bancorp, Inc.*	1,798	37,309
GSV Capital Corp.[1]	8,167	36,833
First Financial Northwest, Inc.	2,298	36,814
C&F Financial Corp.	752	36,209
Capstar Financial Holdings, Inc.*	2,012	36,176
First United Corp.*	2,396	35,940
Alcentra Capital Corp.[1]	2,696	35,587
United Security Bancshares	3,739	35,147
MidSouth Bancorp, Inc.	2,438	34,742
Hallmark Financial Services, Inc.*	3,285	34,000
Five Oaks Investment Corp. REIT[1]	6,129	33,403
Two River Bancorp	2,096	33,326
Riverview Bancorp, Inc.	4,851	33,084
Sotherly Hotels, Inc. REIT	5,028	32,883
Parke Bancorp, Inc.	1,500	31,050
Saratoga Investment Corp.[1]	1,382	30,584
Gladstone Land Corp. REIT	2,724	30,563
AmeriServ Financial, Inc.	7,203	30,253
HMN Financial, Inc.*	1,697	29,867
BCB Bancorp, Inc.	1,900	29,830
Royal Bancshares of Pennsylvania, Inc. — Class A*	7,243	29,551
Regional Management Corp.*	1,411	28,220
Premier Financial Bancorp, Inc.	1,428	28,217
Silvercrest Asset Management Group, Inc. — Class A	2,299	28,162
County Bancorp, Inc.	1,099	27,211
Conifer Holdings, Inc.*,1	3,599	26,093
OFS Capital Corp.	1,800	25,326
Plumas Bancorp	1,348	25,140
United Bancorp, Inc.	2,097	25,059
Nicholas Financial, Inc.*,1	2,812	23,648
Provident Financial Holdings, Inc.	1,198	22,762
American River Bankshares	1,610	22,266
Urstadt Biddle Properties, Inc. REIT	1,334	21,718
Colony Bankcorp, Inc.	1,603	21,641
SB Financial Group, Inc.	1,207	20,797
Consumer Portfolio Services, Inc.*	4,953	20,704
Manning & Napier, Inc. — Class A	4,261	19,814
Atlantic American Corp.	5,356	19,282
Power REIT*	2,696	18,656
Asta Funding, Inc.*	2,867	18,636
First US Bancshares, Inc.	1,555	17,649
Security National Financial Corp. — Class A*	2,616	16,612
US Global Investors, Inc. — Class A	10,795	15,869

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Financial - 30.7% (continued)
Wheeler Real Estate Investment Trust, Inc. REIT	1,965	$15,720
Paragon Commercial Corp.*,1	302	15,354
Crossroads Capital, Inc.*	6,890	15,158
HopFed Bancorp, Inc.	1,006	14,617
Harvest Capital Credit Corp.	1,006	13,219
Porter Bancorp, Inc.*,1	1,297	12,931
AeroCentury Corp.*	1,235	12,782
American Realty Investors, Inc.*	1,488	12,231
Medallion Financial Corp.[1]	4,413	11,694
Westbury Bancorp, Inc.*	502	10,216
Great Elm Capital Group, Inc.*,1	2,696	9,032
1347 Property Insurance Holdings, Inc.*	1,185	8,769
BRT Apartments Corp. REIT*	1,006	7,938
Emergent Capital, Inc.*	24,311	7,293
Fifth Street Asset Management, Inc.[1]	1,811	6,791
Global Brokerage, Inc.*,1	2,901	5,802
Condor Hospitality Trust, Inc. REIT	509	5,121
Institutional Financial Markets, Inc.	3,705	4,668
Clipper Realty, Inc. REIT[1]	402	4,277
GlassBridge Enterprises, Inc.*	968	3,833
Randolph Bancorp, Inc.*	200	2,930
Total Financial		8,409,252
Consumer, Non-cyclical - 25.9%
LeMaitre Vascular, Inc.	4,592	140,331
Akebia Therapeutics, Inc.*	10,066	134,883
AxoGen, Inc.*	8,323	123,596
Addus HomeCare Corp.*	3,056	113,378
Enzo Biochem, Inc.*	11,989	107,900
Assembly Biosciences, Inc.*,1	4,245	107,864
Exactech, Inc.*	3,434	104,049
Teligent, Inc.*,1	12,430	102,921
Paratek Pharmaceuticals, Inc.*,1	4,909	98,425
RadNet, Inc.*	13,656	98,323
Ra Pharmaceuticals, Inc.*	4,024	96,656
Cadiz, Inc.*,1	6,198	93,899
BioTime, Inc.*,1	30,616	92,153
Willdan Group, Inc.*	2,694	89,629
Primo Water Corp.*	7,054	86,694
Cutera, Inc.*	3,769	85,933
Zogenix, Inc.*,1	6,697	85,052
NanoString Technologies, Inc.*,1	4,588	84,144
Nutraceutical International Corp.	1,935	80,786
Care.com, Inc.*	5,192	79,801
BioSpecifics Technologies Corp.*	1,457	75,516
Franklin Covey Co.*	3,814	75,326
Collectors Universe, Inc.	2,982	74,699
Concert Pharmaceuticals, Inc.*	5,919	74,343
Limoneira Co.	3,633	66,955
Calithera Biosciences, Inc.*	4,225	65,699
GlycoMimetics, Inc.*,1	5,152	65,379
Turning Point Brands, Inc.*	3,895	65,241

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Non-cyclical - 25.9% (continued)
Nature's Sunshine Products, Inc.	5,114	$64,692
Craft Brew Alliance, Inc.*	3,599	60,103
Zynerba Pharmaceuticals, Inc.*,1	3,119	58,107
Entellus Medical, Inc.*	4,208	56,093
Miragen Therapeutics, Inc.*	5,131	56,031
National Research Corp. — Class A	2,321	55,704
Utah Medical Products, Inc.	816	54,836
Durect Corp.*	44,143	54,296
MediciNova, Inc.*,1	9,216	53,637
Tactile Systems Technology, Inc.*,1	2,197	53,453
Crimson Wine Group Ltd.*	4,749	53,189
Catalyst Pharmaceuticals, Inc.*	24,984	52,966
Alico, Inc.	1,710	51,215
Seneca Foods Corp. — Class A*	1,636	50,389
Intersections, Inc.*	10,509	50,128
Neos Therapeutics, Inc.*,1	5,935	49,854
Stemline Therapeutics, Inc.*,1	6,255	49,414
PRGX Global, Inc.*	7,290	48,843
Veracyte, Inc.*	5,679	46,227
Idera Pharmaceuticals, Inc.*	28,240	46,031
Span-America Medical Systems, Inc.	1,498	43,367
Pulse Biosciences, Inc.*	1,500	42,885
Collegium Pharmaceutical, Inc.*,1	5,205	42,785
Ifresh, Inc.*	3,311	42,712
Peregrine Pharmaceuticals, Inc.*	75,288	41,559
Corium International, Inc.*	5,417	40,411
Madrigal Pharmaceuticals, Inc.*	2,596	39,511
Recro Pharma, Inc.*	5,411	39,284
Genocea Biosciences, Inc.*,1	6,326	38,589
VIVUS, Inc.*	33,455	38,139
Neff Corp. — Class A*	2,197	37,349
Protalix BioTherapeutics, Inc.*	40,640	36,564
Fortress Biotech, Inc.*,1	10,069	36,349
Kindred Biosciences, Inc.*	5,310	36,108
Misonix, Inc.*	3,395	35,987
Information Services Group, Inc.*,1	9,752	35,595
PFSweb, Inc.*	5,069	35,027
Nuvectra Corp.*	3,495	33,692
CytRx Corp.*	37,330	32,776
Conatus Pharmaceuticals, Inc.*,1	6,491	32,001
Rexahn Pharmaceuticals, Inc.*,1	8,239	31,308
Invitae Corp.*,1	3,594	30,836
Fate Therapeutics, Inc.*	9,106	30,687
Cumberland Pharmaceuticals, Inc.*	4,407	30,430
Microbot Medical, Inc.*,1	6,724	30,392
MEI Pharma, Inc.*	13,487	30,346
Selecta Biosciences, Inc.*	2,192	29,987
Protagonist Therapeutics, Inc.*	2,684	29,980
AcelRx Pharmaceuticals, Inc.*,1	11,916	29,790
Sunesis Pharmaceuticals, Inc.*,1	9,860	29,186

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Non-cyclical - 25.9% (continued)
Psychemedics Corp.	1,408	$29,132
Albireo Pharma, Inc.*,1	1,408	28,836
Audentes Therapeutics, Inc.*	2,012	28,711
Five Star Senior Living, Inc.*	15,851	28,532
CytoSorbents Corp.*,1	6,780	28,476
Voyager Therapeutics, Inc.*,1	3,199	28,343
United-Guardian, Inc.	1,798	27,869
Cogentix Medical, Inc.*	16,968	27,828
Cleveland BioLabs, Inc.*,1	6,572	27,208
Perceptron, Inc.*	3,594	27,027
Alimera Sciences, Inc.*	18,966	26,932
Chembio Diagnostics, Inc.*	4,062	26,809
Endocyte, Inc.*	10,462	26,678
Universal Technical Institute, Inc.*	7,243	26,582
Galectin Therapeutics, Inc.*,1	11,709	26,579
Lifeway Foods, Inc.*	2,696	26,475
Verastem, Inc.*	12,805	26,378
SeaSpine Holdings Corp.*	2,616	26,134
Natural Alternatives International, Inc.*	2,418	26,114
Infinity Pharmaceuticals, Inc.*	15,078	25,934
CTI BioPharma Corp.*,1	6,339	25,800
Digirad Corp.	6,605	25,760
Vericel Corp.*,1	8,687	25,627
Diversicare Healthcare Services, Inc.[1]	2,397	24,761
Adamis Pharmaceuticals Corp.*,1	6,425	24,736
Cancer Genetics, Inc.*,1	6,393	24,613
Navidea Biopharmaceuticals, Inc.*	53,345	24,485
Edge Therapeutics, Inc.*,1	2,496	24,461
Corvus Pharmaceuticals, Inc.*,1	2,396	24,343
Sensus Healthcare, Inc.*	5,991	23,964
Edgewater Technology, Inc.*	3,296	23,435
PolarityTE, Inc.*,1	1,231	22,847
Kura Oncology, Inc.*	2,496	22,214
Clearside Biomedical, Inc.*	3,085	21,225
Performant Financial Corp.*	9,508	21,108
Gemphire Therapeutics, Inc.*	2,096	20,750
CCA Industries, Inc.*,1	6,155	20,312
Luna Innovations, Inc.*	13,230	20,242
Ampio Pharmaceuticals, Inc.*	22,987	20,130
Sientra, Inc.*,1	2,653	19,871
Inventure Foods, Inc.*,1	4,648	19,754
Alliance One International, Inc.*,1	1,880	19,740
Imprimis Pharmaceuticals, Inc.*,1	6,307	19,678
Juniper Pharmaceuticals, Inc.*,1	4,521	19,440
Lifevantage Corp.*,1	4,803	19,164
GEE Group, Inc.*,1	3,497	18,954
Novan, Inc.*,1	3,823	18,924
Applied Genetic Technologies Corp.*	3,628	18,866
Lincoln Educational Services Corp.*	5,533	18,646
Neuralstem, Inc.*,1	4,165	18,576
Dicerna Pharmaceuticals, Inc.*,1	5,991	18,572

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Non-cyclical - 25.9% (continued)
Cenveo, Inc.*	3,021	$18,277
Abeona Therapeutics, Inc.*,1	3,395	18,163
Oncocyte Corp.*	3,272	18,160
Apollo Endosurgery, Inc.*,1	2,673	18,069
Leap Therapeutics, Inc.*	2,716	17,953
Vermillion, Inc.*	10,457	17,881
Agile Therapeutics, Inc.*,1	5,438	17,837
AstroNova, Inc.	1,261	17,591
ArQule, Inc.*	14,749	17,552
MGC Diagnostics Corp.	2,185	17,480
RCM Technologies, Inc.*	3,200	17,440
Trevena, Inc.*	7,351	17,128
Iridex Corp.*,1	1,897	17,054
Ocean Bio-Chem, Inc.[1]	4,069	16,886
Aldeyra Therapeutics, Inc.*,1	3,202	16,170
iRadimed Corp.*,1	1,951	15,901
Electromed, Inc.*	3,583	15,335
Aptevo Therapeutics, Inc.*	7,193	15,177
Immune Design Corp.*,1	1,998	14,885
Harvard Bioscience, Inc.*	6,421	14,768
Bioanalytical Systems, Inc.*	9,086	14,719
Orexigen Therapeutics, Inc.*,1	5,092	14,563
AVEO Pharmaceuticals, Inc.*	20,502	14,556
BioPharmX Corp.*	22,718	14,403
Sonoma Pharmaceuticals, Inc.*,1	2,031	14,278
Biolase, Inc.*	12,682	14,077
Female Health Co.*	11,982	14,019
ARCA biopharma, Inc.*,1	5,795	13,908
CAS Medical Systems, Inc.*	13,699	13,151
aTyr Pharma, Inc.*	4,031	13,101
Cidara Therapeutics, Inc.*,1	2,172	13,032
Caladrius Biosciences, Inc.*,1	2,796	13,029
Senomyx, Inc.*	15,099	12,985
Reed's, Inc.*	4,100	12,710
Vical, Inc.*	5,192	12,617
EnteroMedics, Inc.*,1	2,375	12,493
BioLife Solutions, Inc.*,1	5,669	12,358
Proteostasis Therapeutics, Inc.*,1	2,999	11,876
Evoke Pharma, Inc.*,1	4,815	11,797
Stereotaxis, Inc.*	21,890	11,602
NovaBay Pharmaceuticals, Inc.*,1	4,472	11,404
Cesca Therapeutics, Inc.*,1	3,695	11,270
DLH Holdings Corp.*	2,096	11,109
Pernix Therapeutics Holdings, Inc.*,1	2,936	10,834
Pfenex, Inc.*	2,616	10,647
Senseonics Holdings, Inc.*	7,589	10,625
Patriot National, Inc.*,1	4,194	10,443
Threshold Pharmaceuticals, Inc.*	22,767	10,405
InfuSystem Holdings, Inc.*	6,706	10,059
CASI Pharmaceuticals, Inc.*	9,959	10,059
Invuity, Inc.*	1,348	9,840
Crystal Rock Holdings, Inc.*	11,469	9,749
Aeglea BioTherapeutics, Inc.*	2,297	9,693
Strongbridge Biopharma plc*	2,000	9,500
Aviragen Therapeutics, Inc.*	20,175	9,484

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Non-cyclical - 25.9% (continued)
Egalet Corp.*,1	4,328	$9,262
AdCare Health Systems, Inc.*	9,259	9,259
Oragenics, Inc.*	18,878	9,043
GTx, Inc.*,1	2,848	8,658
Versar, Inc.*	6,175	8,583
Bioptix, Inc.*,1	2,198	8,550
Cytori Therapeutics, Inc.*	8,405	8,405
Synthetic Biologics, Inc.*	14,248	8,270
Marinus Pharmaceuticals, Inc.*	6,992	8,111
Tracon Pharmaceuticals, Inc.*	2,996	8,089
Flex Pharma, Inc.*,1	2,297	8,062
Marrone Bio Innovations, Inc.*	6,852	7,880
Strata Skin Sciences, Inc.*	3,053	7,877
SPAR Group, Inc.*	7,947	7,868
Cellectar Biosciences, Inc.*,1	4,447	7,738
Senestech, Inc.*	1,255	7,656
SunLink Health Systems, Inc.*	4,506	7,525
Hemispherx Biopharma, Inc.*	12,780	7,425
Mannatech, Inc.	503	7,344
Eleven Biotherapeutics, Inc.*,1	5,323	7,293
Professional Diversity Network, Inc.*,1	869	7,195
Galena Biopharma, Inc.*	12,776	7,165
TerraVia Holdings, Inc.*	26,961	7,104
Transgenomic, Inc.*	25,868	6,467
Akers Biosciences, Inc.*	4,355	6,315
Truett-Hurst, Inc.*	2,864	6,272
GlobeImmune, Inc.*	16,620	6,270
Second Sight Medical Products, Inc.*	5,231	6,016
ProPhase Labs, Inc.*	3,094	5,971
Interpace Diagnostics Group, Inc.*,1	3,155	5,963
Mirna Therapeutics, Inc.*	3,923	5,885
Skyline Medical, Inc.*,1	3,339	5,843
Sierra Oncology, Inc.*	5,092	5,754
Nivalis Therapeutics, Inc.*	2,496	5,741
Inotek Pharmaceuticals Corp.*,1	3,370	5,729
Heat Biologics, Inc.*	8,188	5,724
Tandem Diabetes Care, Inc.*	7,191	5,719
Altimmune, Inc.	1,343	5,708
OncoGenex Pharmaceuticals, Inc.*	14,823	5,648
ERBA Diagnostics, Inc.*	18,193	5,640
Windtree Therapeutics, Inc.*	5,514	5,486
GenVec, Inc.*,1	805	5,176
CareDx, Inc.*	4,949	5,097
Onconova Therapeutics, Inc.*,1	2,751	5,089
Alphatec Holdings, Inc.*,1	2,587	5,045
Cartesian, Inc.*	10,085	4,962
Northwest Biotherapeutics, Inc.*	27,810	4,950
Yield10 Bioscience, Inc.*	948	4,893
EyeGate Pharmaceuticals, Inc.*	2,515	4,753
Proteon Therapeutics, Inc.*	3,923	4,708
Hooper Holmes, Inc.*	6,727	4,502
Histogenics Corp.*	2,796	4,474
KemPharm, Inc.*,1	1,006	4,376
PhotoMedex, Inc.*,1	2,968	4,215
MabVax Therapeutics Holdings, Inc.*,1	2,501	4,177

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Non-cyclical - 25.9% (continued)
Argos Therapeutics, Inc.*,1	9,395	$4,087
Biocept, Inc.*,1	2,529	3,794
Trovagene, Inc.*,1	5,891	3,790
Cerulean Pharma, Inc.*	9,972	3,789
Shineco, Inc.*	905	3,665
Bellerophon Therapeutics, Inc.*	2,616	3,479
NeuroMetrix, Inc.*,1	951	3,290
Zosano Pharma Corp.*	2,197	3,230
Savara, Inc.*,1	666	3,137
Novus Therapeutics, Inc.*,1	592	3,031
Apricus Biosciences, Inc.*,1	3,267	3,006
Opexa Therapeutics, Inc.*	5,090	2,970
Viking Therapeutics, Inc.*	2,496	2,945
Tonix Pharmaceuticals Holding Corp.*,1	659	2,840
Anthera Pharmaceuticals, Inc.*,1	1,729	2,784
InterCloud Systems, Inc.*	138,577	2,564
Dimension Therapeutics, Inc.*	2,297	2,527
ImmunoCellular Therapeutics Ltd.*,1	2,204	2,491
Acura Pharmaceuticals, Inc.*	3,706	1,927
Roka Bioscience, Inc.*	679	1,827
Universal Security Instruments, Inc.*	336	991
Dextera Surgical, Inc.*,1	4,700	874
TetraLogic Pharmaceuticals Corp.*	21,533	861
Amedica Corp.*	1,902	510
Delcath Systems, Inc.*	22,824	502
Total Consumer, Non-cyclical		7,097,933
Industrial - 10.8%
TRC Companies, Inc.*	6,291	110,093
Control4 Corp.*	5,347	106,138
IES Holdings, Inc.*	6,484	99,529
Hudson Technologies, Inc.*	10,903	88,968
VSE Corp.	2,105	88,073
Intevac, Inc.*	6,042	80,963
CECO Environmental Corp.	8,324	78,246
Covenant Transportation Group, Inc. — Class A*	3,856	71,028
NVE Corp.	894	70,572
Energous Corp.*,1	4,566	70,453
Sterling Construction Company, Inc.*	6,899	70,232
Advanced Emissions Solutions, Inc.*,1	7,356	68,999
Eagle Bulk Shipping, Inc.*	13,941	65,383
LSI Industries, Inc.	7,147	63,108
Heritage-Crystal Clean, Inc.*	4,081	62,235
Hurco Companies, Inc.	1,958	56,978
ZAGG, Inc.*	6,780	56,613
LMI Aerospace, Inc.*	3,994	55,636
MOCON, Inc.	1,846	55,288
Core Molding Technologies, Inc.*	2,204	46,130
Napco Security Technologies, Inc.*	4,826	46,088
CyberOptics Corp.*	2,096	46,007

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 10.8% (continued)
Synalloy Corp.*	3,795	$44,591
UFP Technologies, Inc.*,1	1,622	44,362
Eastern Co.	1,398	42,569
Iteris, Inc.*	7,452	42,327
Gencor Industries, Inc.*	2,587	41,909
Revolution Lighting Technologies, Inc.*,1	4,856	38,168
Pure Cycle Corp.*,1	4,603	35,903
Ultralife Corp.*	5,591	35,782
Aqua Metals, Inc.*,1	2,917	34,625
Xerium Technologies, Inc.*	4,870	34,139
Goldfield Corp.*	7,734	34,030
Sparton Corp.*	1,945	33,376
Identiv, Inc.*	5,991	33,130
Allied Motion Technologies, Inc.	1,296	32,633
Ballantyne Strong, Inc.*	4,594	30,780
Key Technology, Inc.*	2,392	30,737
Hardinge, Inc.	2,507	30,335
Layne Christensen Co.*,1	4,096	29,778
Willis Lease Finance Corp.*	1,099	28,706
Broadwind Energy, Inc.*	5,850	28,665
Lawson Products, Inc.*	1,334	28,414
Aspen Aerogels, Inc.*	6,065	27,414
Global Power Equipment Group, Inc.*,1	6,689	27,090
Manitex International, Inc.*,1	3,725	26,746
Innovative Solutions & Support, Inc.*	6,591	26,364
Arotech Corp.*,1	7,600	25,270
LRAD Corp.	14,179	24,388
MicroVision, Inc.*,1	12,305	24,241
CUI Global, Inc.*,1	6,515	23,845
CPI Aerostructures, Inc.*	3,095	23,213
Ecology and Environment, Inc. — Class A	1,874	21,176
Power Solutions International, Inc.*	1,811	20,736
CVD Equipment Corp.*,1	1,686	19,878
Perma-Pipe International Holdings, Inc.*	2,496	19,344
UQM Technologies, Inc.*	22,966	18,890
Orion Energy Systems, Inc.*	13,381	18,466
SigmaTron International, Inc.*,1	2,511	17,326
PAM Transportation Services, Inc.*	973	17,164
IEC Electronics Corp.*	4,198	15,449
Tecogen, Inc.*	4,522	15,284
Taylor Devices, Inc.*,1	1,099	14,573
American Superconductor Corp.*,1	3,420	14,091
CryoPort, Inc.*	4,294	13,741
Chicago Rivet & Machine Co.	336	12,869
IntriCon Corp.*	1,443	11,977
Resonant, Inc.*,1	2,536	10,981
EnSync, Inc.*	20,130	10,468
Frequency Electronics, Inc.*	1,006	9,929
Digital Ally, Inc.*,1	2,711	9,895
Document Security Systems, Inc.*	10,122	9,818
Research Frontiers, Inc.*	8,699	9,308

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 10.8% (continued)
Fenix Parts, Inc.*	5,734	$8,142
Ideal Power, Inc.*,1	3,095	7,954
Astrotech Corp.*	7,301	7,885
ENGlobal Corp.*	6,491	7,854
ClearSign Combustion Corp.*,1	2,096	7,650
Giga-Tronics, Inc.*	7,762	6,823
Turtle Beach Corp.*	8,853	6,803
AG&E Holdings, Inc.*	30,279	6,601
American Electric Technologies, Inc.*,1	4,083	6,329
Sypris Solutions, Inc.*	4,225	6,211
Superconductor Technologies, Inc.*,1	3,320	6,175
Clean Diesel Technologies, Inc.*,1	1,937	5,772
Energy Focus, Inc.*,1	1,684	5,422
P&F Industries, Inc. — Class A	898	5,388
LS Starrett Co. — Class A	604	5,376
Pro-DEX, Inc.*,1	902	5,096
NXT-ID, Inc.*	3,201	5,058
Image Sensing Systems, Inc.*,1	1,457	4,881
Appliance Recycling Centers of America, Inc.*	5,591	4,641
Fuel Tech, Inc.*	4,125	3,630
MagneGas Corp.*	1,423	2,618
Industrial Services of America, Inc.*	1,811	2,336
Polar Power, Inc.*	302	1,567
Total Industrial		2,961,865
Consumer, Cyclical - 10.7%
Hooker Furniture Corp.	3,729	159,974
Culp, Inc.	3,564	114,404
Malibu Boats, Inc. — Class A*	4,456	108,058
Beazer Homes USA, Inc.*	8,764	106,920
Bassett Furniture Industries, Inc.	3,344	99,317
Reading International, Inc. — Class A*	6,133	97,883
Freshpet, Inc.*,1	6,123	93,070
Johnson Outdoors, Inc. — Class A	1,912	82,101
Flexsteel Industries, Inc.	1,556	78,811
Castle Brands, Inc.*	39,745	77,502
Supreme Industries, Inc. — Class A	4,265	75,575
Golden Entertainment, Inc.	4,240	70,427
Spartan Motors, Inc.	7,976	68,594
Nathan's Famous, Inc.*	1,082	68,057
Del Frisco's Restaurant Group, Inc.*	3,995	67,915
Miller Industries, Inc.	2,589	66,278
Commercial Vehicle Group, Inc.*	8,188	66,159
RCI Hospitality Holdings, Inc.	3,163	65,822
J Alexander's Holdings, Inc.*	5,329	60,484
Build-A-Bear Workshop, Inc. — Class A*	5,422	58,287
Superior Uniform Group, Inc.	2,715	52,399
America's Car-Mart, Inc.*	1,352	48,875
West Marine, Inc.	4,771	46,899
Lifetime Brands, Inc.	2,466	45,374

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Consumer, Cyclical - 10.7% (continued)
Destination XL Group, Inc.*,1	17,450	$41,881
Century Casinos, Inc.*	5,332	41,642
Strattec Security Corp.	1,089	38,714
Escalade, Inc.	3,168	38,016
Delta Apparel, Inc.*	1,970	37,194
Black Diamond, Inc.*,1	6,133	36,491
Jamba, Inc.*,1	5,090	35,885
PCM, Inc.*	1,790	35,263
Town Sports International Holdings, Inc.*	8,888	35,108
MCBC Holdings, Inc.	1,811	34,826
Gaia, Inc.*	3,195	34,826
Tandy Leather Factory, Inc.*	4,094	34,799
VOXX International Corp. — Class A*	5,986	34,719
UCP, Inc. — Class A*	2,972	32,692
BlueLinx Holdings, Inc.*,1	3,297	31,255
New Home Company, Inc.*	2,862	30,767
EnviroStar, Inc.	1,387	28,434
Rocky Brands, Inc.	1,928	27,474
Red Lion Hotels Corp.*	3,880	25,414
Bravo Brio Restaurant Group, Inc.*	5,393	25,347
Cherokee, Inc.*	2,917	24,065
Luby's, Inc.*	9,039	24,044
Destination Maternity Corp.*	5,392	23,455
Lakeland Industries, Inc.*	1,997	22,966
Kewaunee Scientific Corp.	978	22,445
New York & Company, Inc.*	13,976	20,684
Diversified Restaurant Holdings, Inc.*	6,286	19,864
Nevada Gold & Casinos, Inc.*	6,946	17,365
Noodles & Co.*,1	3,521	17,077
Boot Barn Holdings, Inc.*,1	2,012	15,673
Peak Resorts, Inc.	2,852	13,119
Entertainment Gaming Asia, Inc.*	5,615	13,083
Famous Dave's of America, Inc.*	3,296	12,937
Kona Grill, Inc.*,1	3,144	12,576
Skyline Corp.*,1	2,316	12,182
Educational Development Corp.	1,203	11,850
Virco Manufacturing Corp.*	2,503	11,389
Dover Motorsports, Inc.	5,092	10,693
Rave Restaurant Group, Inc.*,1	4,739	10,141
AMREP Corp.*	1,425	9,163
Papa Murphy's Holdings, Inc.*,1	1,876	9,117
Full House Resorts, Inc.*	3,219	7,372
Forward Industries, Inc.*	6,628	7,357
Vince Holding Corp.*	10,965	6,586
Comstock Holding Companies, Inc.*	2,977	5,627
bebe stores, Inc.*,1	1,006	5,402
Trans World Entertainment Corp.*	2,309	3,925
Dover Downs Gaming & Entertainment, Inc.*	3,201	3,585
Koss Corp.*	1,207	2,124
Ignite Restaurant Group, Inc.*	1,346	22
Total Consumer, Cyclical		2,935,820

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Communications - 7.8%
Straight Path Communications, Inc. — Class B*	2,218	$396,801
FairPoint Communications, Inc.*	6,874	98,987
Zix Corp.*	15,593	89,972
Meet Group, Inc.*	18,297	84,715
Hawaiian Telcom Holdco, Inc.*	2,962	74,405
HC2 Holdings, Inc.*	11,994	63,568
Clearfield, Inc.*,1	4,162	54,314
Saga Communications, Inc. — Class A	1,051	50,922
Preformed Line Products Co.	898	43,104
Autobytel, Inc.*	3,368	42,404
Townsquare Media, Inc. — Class A*	4,194	42,192
AH Belo Corp. — Class A	6,994	39,516
Tremor Video, Inc.*	15,615	36,383
Reis, Inc.	1,848	34,927
Lee Enterprises, Inc.*	16,696	34,227
Aviat Networks, Inc.*	1,891	33,111
Rocket Fuel, Inc.*,1	10,229	30,993
Alaska Communications Systems Group, Inc.*	13,679	30,094
Tessco Technologies, Inc.	2,065	28,704
UTStarcom, Inc.*	11,889	26,037
Lantronix, Inc.*	10,559	25,869
iPass, Inc.*	17,674	25,804
Numerex Corp. — Class A*,1	6,231	25,734
Salem Media Group, Inc. — Class A	3,692	25,290
ID Systems, Inc.*,1	3,795	25,085
Corindus Vascular Robotics, Inc.*	20,623	23,510
LightPath Technologies, Inc. — Class A*	7,539	22,768
ClearOne, Inc.	2,298	22,750
YuMe, Inc.*	4,713	22,387
RELM Wireless Corp.	4,674	21,734
Synacor, Inc.*	6,211	21,428
Harte-Hanks, Inc.*	16,096	20,603
Rightside Group Ltd.*	2,234	20,352
Aware, Inc.*	4,024	19,516
ModusLink Global Solutions, Inc.*	11,267	19,267
Beasley Broadcast Group, Inc. — Class A	2,043	18,693
Remark Holdings, Inc.*,1	6,646	18,675
US Auto Parts Network, Inc.*	5,932	18,152
Optical Cable Corp.*	6,290	17,927
Westell Technologies, Inc. — Class A*	23,765	17,491
Support.com, Inc.*	7,129	17,323
Ooma, Inc.*	2,022	17,086
Emmis Communications Corp. — Class A*	5,148	16,782
Globalscape, Inc.	3,637	16,294
Urban One, Inc.*,1	7,920	15,840
Communications Systems, Inc.	3,483	15,708
Covisint Corp.*	6,946	14,239
RF Industries Ltd.	7,863	14,153
Aerohive Networks, Inc.*	2,920	13,899

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Communications - 7.8% (continued)
TheStreet.com, Inc.*	14,701	$13,672
Leaf Group Ltd.*	1,697	13,576
PC-Telephone, Inc.	2,012	12,917
EVINE Live, Inc.*	9,909	12,485
Sajan, Inc.*	2,134	12,335
Airgain, Inc.*,1	898	11,970
Onvia, Inc.*,1	2,536	11,666
ParkerVision, Inc.*,1	4,700	10,575
Fusion Telecommunications International, Inc.*	7,041	10,421
McClatchy Co. — Class A*	994	10,099
eGain Corp.*	6,072	9,715
Spark Networks, Inc.*	9,200	9,016
BroadVision, Inc.*	2,197	8,788
Marin Software, Inc.*	6,725	8,743
Inuvo, Inc.*	8,149	8,711
Cinedigm Corp. — Class A*	4,786	8,232
xG Technology, Inc.*	3,923	6,787
NTN Buzztime, Inc.*,1	999	6,693
CafePress, Inc.*	2,184	5,569
WPCS International, Inc.*	3,903	5,464
Xcel Brands, Inc.*	2,100	5,460
Spanish Broadcasting System, Inc. — Class A*	6,016	5,414
Wireless Telecom Group, Inc.*	3,018	4,919
Net Element, Inc.*	6,403	4,802
Spherix, Inc.*	3,894	4,050
Connecture, Inc.*	4,693	3,942
FunctionX, Inc.*	1,702	1,080
Total Communications		2,136,836
Technology - 6.6%
Digimarc Corp.*,1	3,217	112,114
Model N, Inc.*	7,315	94,729
EMCORE Corp.	7,762	78,007
Mitek Systems, Inc.*,1	9,899	77,212
Immersion Corp.*	8,527	72,479
CommerceHub, Inc.*	4,194	71,382
AXT, Inc.*	10,571	70,296
QAD, Inc. — Class B1	2,148	57,352
NCI, Inc. — Class A*	2,987	57,052
Exa Corp.*	3,745	52,018
USA Technologies, Inc.*,1	10,912	50,741
American Software, Inc. — Class A	4,655	49,995
Tabula Rasa HealthCare, Inc.*	3,722	49,317
Pixelworks, Inc.*	9,586	47,547
ExOne Co.*,1	3,541	46,600
Upland Software, Inc.*	1,811	40,276
Radisys Corp.*	10,285	38,774
Amber Road, Inc.*	5,331	38,543
DMC Global, Inc.	2,904	36,736
GSI Technology, Inc.*	4,427	36,345
Simulations Plus, Inc.	2,895	35,319
Guidance Software, Inc.*	5,305	34,005
Aehr Test Systems*	7,076	32,408
PAR Technology Corp.*	3,695	32,036
GSE Systems, Inc.*	8,863	29,691
Datawatch Corp.*	3,495	29,009
QuickLogic Corp.*	23,000	27,830

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Technology - 6.6% (continued)
Richardson Electronics Ltd.	4,050	$24,462
Netlist, Inc.*	18,103	23,353
Innodata, Inc.*	11,683	22,198
Computer Task Group, Inc.	3,952	21,815
WidePoint Corp.*	45,333	20,400
eMagin Corp.*	8,287	20,303
Mattersight Corp.*,1	7,655	20,286
SharpSpring, Inc.*,1	4,593	19,980
Icad, Inc.*	4,294	19,881
Evolving Systems, Inc.	3,420	18,297
CSP, Inc.	1,607	17,468
Amtech Systems, Inc.*	2,113	17,052
Concurrent Computer Corp.	2,414	16,222
Adesto Technologies Corp.*,1	3,320	16,102
Echelon Corp.*	2,297	15,734
Inseego Corp.*,1	12,981	13,241
Socket Mobile, Inc.*	3,396	12,769
Data I/O Corp.*	1,509	12,042
Zedge, Inc. — Class B*	3,695	11,011
Mastech Digital, Inc.*	1,500	9,975
Intermolecular, Inc.*	10,806	9,822
Smith Micro Software, Inc.*	7,168	7,670
Wayside Technology Group, Inc.	302	6,191
Streamline Health Solutions, Inc.*	4,728	5,721
Atomera, Inc.*	1,198	5,439
Intellicheck, Inc.*,1	1,107	4,572
FalconStor Software, Inc.*	15,392	4,079
MoSys, Inc.*,1	3,234	2,134
Inventergy Global, Inc.*	3,495	497
Inpixon*	1	–
Total Technology		1,796,529
Energy - 3.6%
Natural Gas Services Group, Inc.*	3,946	103,385
Panhandle Oil and Gas, Inc. — Class A	5,055	98,068
Renewable Energy Group, Inc.*	8,329	94,117
Evolution Petroleum Corp.	9,597	70,058
Stone Energy Corp.*	3,000	65,100
Trecora Resources*	5,941	63,568
Gastar Exploration, Inc.*	54,859	61,442
Pacific Ethanol, Inc.*	9,585	56,552
Adams Resources & Energy, Inc.	1,125	44,854
Pioneer Energy Services Corp.*	17,275	42,324
Willbros Group, Inc.*	12,381	28,600
Approach Resources, Inc.*,1	10,847	27,551
Zion Oil & Gas, Inc.*	18,280	25,227
Dawson Geophysical Co.*	6,075	23,389
Isramco, Inc.*,1	215	22,951
Mitcham Industries, Inc.*	5,293	21,013
VAALCO Energy, Inc.*	17,237	17,582
Comstock Resources, Inc.*,1	2,496	16,374
Voc Energy Trust[1]	2,917	12,601
PetroQuest Energy, Inc.*	5,734	11,812
Rex Energy Corp.*,1	3,289	9,571
Mexco Energy Corp.*	2,331	9,277
Superior Drilling Products, Inc.*	9,453	7,941
ION Geophysical Corp.*,1	1,610	7,165

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Energy - 3.6% (continued)
Vertex Energy, Inc.*,1	6,450	$6,450
Barnwell Industries, Inc.*	2,977	5,656
Yuma Energy, Inc.*	3,119	5,333
Gevo, Inc.*,1	6,232	4,418
US Energy Corporation Wyoming*	4,506	3,425
Real Goods Solar, Inc. — Class A*,1	2,854	2,569
Gulfmark Offshore, Inc. — Class A*,1	10,261	2,052
Tengasco, Inc.*	3,146	2,013
ZaZa Energy Corp.*	17,522	876
Camber Energy, Inc.*	1,684	327
Ascent Solar Technologies, Inc.*	1,013	1
Harvest Natural Resources, Inc.†††,*,4	4,543	–
Total Energy		973,642
Basic Materials - 2.0%
Landec Corp.*	7,866	110,123
Uranium Energy Corp.*,1	41,718	57,987
Universal Stainless & Alloy Products, Inc.*	2,895	51,705
Orchids Paper Products Co.	3,219	46,000
Intrepid Potash, Inc.*	20,270	43,378
United States Lime & Minerals, Inc.	537	42,112
Codexis, Inc.*	10,484	41,936
Shiloh Industries, Inc.*	3,395	39,722
Oil-Dri Corporation of America	982	33,850
Northern Technologies International Corp.*	1,280	21,120
Uranium Resources, Inc.*,1	7,667	11,961
US Antimony Corp.*	25,577	11,714
Vista Gold Corp.*,1	12,917	11,625
Golden Minerals Co.*	17,674	10,604
General Moly, Inc.*	18,108	5,106
Friedman Industries, Inc.	704	3,816
Total Basic Materials		542,759
Utilities - 1.1%
Artesian Resources Corp. — Class A	2,043	71,771
RGC Resources, Inc.	2,110	51,884
Gas Natural, Inc.	3,784	48,057
Delta Natural Gas Company, Inc.	1,333	40,003
Global Water Resources, Inc.	4,104	38,906
Synthesis Energy Systems, Inc.*	26,736	19,103
US Geothermal, Inc.*	4,889	18,334
Total Utilities		288,058
Total Common Stocks
(Cost $26,598,962)		27,142,694
ROYALTY TRUST† - 0.4%
Energy - 0.4%
Cross Timbers Royalty Trust	2,096	31,984
Pacific Coast Oil Trust[1]	14,382	26,607
Enduro Royalty Trust[1]	7,290	22,964
Hugoton Royalty Trust	10,185	18,842
Total Royalty Trust
(Cost $106,802)		100,397

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
RIGHTS††† - 0.0%
Tobira Therapeutics, Inc.
Expires 11/02/18*,4	1,799	$–
Total Rights
(Cost $24,718)		–
CLOSED-END FUNDS† - 0.1%
180 Degree Capital Corp.*,1	17,374	26,930
Total Closed-End Funds
(Cost $25,092)		26,930

	Face
	Amount
CONVERTIBLE BONDS†† - 0.0%**
Consumer, Non-cyclical - 0.0%**
Catalyst Biosciences, Inc.
due 02/19/18[2]	$ 6,475	4,485
Total Convertible Bonds
(Cost $6,475)		4,485

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 11.4%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$724,155	$724,155
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	724,155	724,155
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	724,155	724,155
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	724,155	724,155
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	214,608	214,608
Total Securities Lending Collateral
(Cost $3,111,228)		3,111,228
Total Investments - 111.1%
(Cost $29,873,277)		$30,385,734
Other Assets & Liabilities, net - (11.1)%		(3,027,568)
Total Net Assets - 100.0%		$27,358,166

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Zero coupon rate security.
3	Securities lending collateral — See Note 3.
4	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair valued security amounts to $0, (cost $24,718) or less than 0.1% of total net assets.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Closed-End Funds	$26,930	$—		$—		$26,930
Common Stocks	27,142,694	—	*	—		27,142,694
Convertible Bonds	—	4,485		—		4,485
Rights	—	—		—	*	—
Royalty Trust	100,397	—		—		100,397
Securities Lending Collateral	—	3,111,228		—		3,111,228
Total Assets	$27,270,021	$3,115,713		$—		$30,385,734

* Market value of security is $0.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 99.5%
Simon Property Group, Inc.	10,866	$1,676,080
Public Storage	5,298	1,140,924
Prologis, Inc.	17,984	998,831
Welltower, Inc.	12,318	893,547
AvalonBay Communities, Inc.	4,666	892,325
Equity Residential	12,464	811,282
Ventas, Inc.	12,048	801,071
Digital Realty Trust, Inc.	5,403	638,581
Boston Properties, Inc.	5,226	634,017
Vornado Realty Trust	6,425	592,385
Essex Property Trust, Inc.	2,227	572,161
HCP, Inc.	15,906	498,494
Host Hotels & Resorts, Inc.	25,117	451,855
Mid-America Apartment Communities, Inc.	3,857	393,183
GGP, Inc.	17,138	381,835
UDR, Inc.	9,084	350,733
Duke Realty Corp.	12,079	346,305
SL Green Realty Corp.	3,417	345,219
Alexandria Real Estate Equities, Inc.	2,868	334,638
Extra Space Storage, Inc.	4,277	331,339
Regency Centers Corp.	5,009	304,847
Federal Realty Investment Trust	2,447	300,345
Kimco Realty Corp.	14,460	253,628
Equity LifeStyle Properties, Inc.	2,948	248,811
Camden Property Trust	2,973	247,681
Kilroy Realty Corp.	3,322	243,237
Apartment Investment & Management Co. — Class A	5,334	228,935
Macerich Co.	3,813	218,904
Sun Communities, Inc.	2,497	215,092
American Campus Communities, Inc.	4,488	213,000
Liberty Property Trust	4,995	205,245
Healthcare Trust of America, Inc. — Class A	6,498	199,424
Douglas Emmett, Inc.	5,201	197,430
Forest City Realty Trust, Inc. — Class A	8,226	187,306
Brixmor Property Group, Inc.	9,825	177,243
American Homes 4 Rent — Class A	7,761	174,390
Highwoods Properties, Inc.	3,454	174,082
Hudson Pacific Properties, Inc.	5,258	172,252
Senior Housing Properties Trust	8,071	170,621
DCT Industrial Trust, Inc.	3,122	164,561
Hospitality Properties Trust	5,581	161,403
Omega Healthcare Investors, Inc.[1]	5,146	161,173
CubeSmart	6,122	152,805
CyrusOne, Inc.	2,693	151,508
DuPont Fabros Technology, Inc.	2,633	143,841
Apple Hospitality REIT, Inc.	7,575	141,804
Healthcare Realty Trust, Inc.	3,950	131,377
Equity Commonwealth*	4,217	131,233
Weingarten Realty Investors	4,351	130,922
CoreSite Realty Corp.	1,151	121,177
Life Storage, Inc.	1,579	118,267

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 99.5% (continued)
Taubman Centers, Inc.	1,932	$118,142
Sunstone Hotel Investors, Inc.	7,489	116,903
PS Business Parks, Inc.	922	116,430
First Industrial Realty Trust, Inc.	3,984	115,058
Cousins Properties, Inc.	13,374	114,481
Corporate Office Properties Trust	3,352	113,063
Ryman Hospitality Properties, Inc.	1,733	111,623
LaSalle Hotel Properties	3,841	109,276
Paramount Group, Inc.	6,975	107,555
Piedmont Office Realty Trust, Inc. — Class A	4,937	104,615
Brandywine Realty Trust	5,951	103,726
National Health Investors, Inc.	1,354	102,254
Retail Properties of America, Inc. — Class A	8,047	98,978
Education Realty Trust, Inc.	2,485	95,200
DDR Corp.	10,963	94,063
EastGroup Properties, Inc.	1,132	92,190
Columbia Property Trust, Inc.	4,162	89,899
Empire State Realty Trust, Inc. — Class A	4,308	89,606
RLJ Lodging Trust	4,234	86,162
Tanger Factory Outlet Centers, Inc.	3,270	85,216
QTS Realty Trust, Inc. — Class A	1,625	84,858
Washington Real Estate Investment Trust	2,538	82,003
Mack-Cali Realty Corp.	3,047	81,081
Acadia Realty Trust	2,878	78,138
Urban Edge Properties	3,185	75,930
Pebblebrook Hotel Trust[1]	2,450	75,754
DiamondRock Hospitality Co.	6,802	75,434
STAG Industrial, Inc.	2,787	75,193
Care Capital Properties, Inc.	2,852	74,979
Retail Opportunity Investments Corp.	3,718	73,468
American Assets Trust, Inc.	1,577	61,582
Rexford Industrial Realty, Inc.	2,105	57,361
Summit Hotel Properties, Inc.	3,177	56,868
Monogram Residential Trust, Inc.	5,670	54,602
Quality Care Properties, Inc.*	3,177	53,755
Terreno Realty Corp.	1,614	52,745
Government Properties Income Trust	2,418	52,229
Sabra Health Care REIT, Inc.	2,218	51,968
Kite Realty Group Trust	2,838	50,999
New York REIT, Inc.	5,635	48,405
Chesapeake Lodging Trust	2,042	47,068
Washington Prime Group, Inc.	5,985	45,666
CBL & Associates Properties, Inc.[1]	5,803	44,625
Franklin Street Properties Corp.	3,643	40,984
Alexander's, Inc.	92	37,917
National Storage Affiliates Trust	1,470	35,648
Monmouth Real Estate Investment Corp.	2,411	35,201

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 99.5% (continued)
Ramco-Gershenson Properties Trust	2,693	$33,905
FelCor Lodging Trust, Inc.	4,692	33,642
Parkway, Inc.	1,665	33,200
Universal Health Realty Income Trust	434	31,135
Hersha Hospitality Trust	1,419	26,408
Tier REIT, Inc.	1,625	26,276
Chatham Lodging Trust	1,305	25,904
Urstadt Biddle Properties, Inc. — Class A	1,334	24,972
Investors Real Estate Trust	4,136	24,196
Pennsylvania Real Estate Investment Trust	2,246	24,032
Easterly Government Properties, Inc.	1,202	23,872
Saul Centers, Inc.	407	23,321
NorthStar Realty Europe Corp.	1,904	23,229
First Potomac Realty Trust	1,988	21,749
Ashford Hospitality Trust, Inc.	2,881	17,747

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 99.5% (continued)
NexPoint Residential Trust, Inc.	610	$14,738
Cedar Realty Trust, Inc.	2,902	14,481
Ashford Hospitality Prime, Inc.	961	9,245
Total Financial		23,028,302
Total Common Stocks
(Cost $22,118,564)		23,028,302

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 0.5%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$117,200	117,200
Total Securities Lending Collateral
(Cost $117,200)		117,200
Total Investments - 100.0%
(Cost $22,235,764)		$23,145,502
Other Assets & Liabilities, net - 0.0%		7,594
Total Net Assets - 100.0%		$23,153,096

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,028,302	$—	$—	$23,028,302
Securities Lending Collateral	—	117,200	—	117,200
Total Assets	$23,028,302	$117,200	$—	$23,145,502

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following eleven portfolios have a quarterly reporting period ended on May 31, 2017:

    Guggenheim BRIC ETF
    Guggenheim Defensive Equity ETF
    Guggenheim Dow Jones Industrial Average® Dividend ETF
    Guggenheim Insider Sentiment ETF
    Guggenheim Large Cap Optimized Diversification ETF
    Guggenheim Mid-Cap Core ETF
    Guggenheim Multi-Asset Income ETF
    Guggenheim Raymond James SB-1 Equity ETF
    Guggenheim Spin-Off ETF
    Wilshire Micro-Cap ETF
    Wilshire US REIT ETF

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds' organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At May 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BRIC ETF	$3,424,638	$(3,424,638)	$–	$2,573,982	$1,026,882	$3,600,864
Guggenheim Insider Sentiment ETF	563,477	(563,477)	–	573,346	—	573,346
Guggenheim Large Cap Optimized Diversification ETF	26,391	(26,391)	–	27,546	—	27,546
Guggenheim Mid-Cap Core ETF	720,256	(720,256)	–	742,088	—	742,088
Guggenheim Multi-Asset Income ETF	18,238,091	(18,238,091)	–	14,906,475	3,791,377	18,697,852
Guggenheim Raymond James SB-1 Equity ETF	15,499,564	(15,499,564)	–	11,398,376	4,638,387	16,036,763
Guggenheim S&P Spin-Off ETF	2,767,428	(2,759,286)*	8,142	2,442,108*	317,178	2,759,286*
Wilshire Micro-Cap ETF	3,413,042	(3,413,042)	–	3,111,228	474,945	3,586,173
Wilshire US REIT ETF	212,521	(212,521)	–	117,200	102,060	219,260

a	Actual collateral received by the Funds may be greater than the amount shown due to overcollateralization.
*	Subsequent to May 31, 2017, additional collateral was received.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at May 31, 2017:
		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America, Inc.
0.85%			Various U.S. Government obligations
Due 06/01/17	$ 8,631,460	$ 8,631,460	and U.S. Government agency securities	$ 17,934,152	$ 8,804,089

Nomura Securities International, Inc.
0.82%			Various U.S. Government obligations
Due 06/01/17	8,541,806	8,541,806	and U.S. Government agency securities	10,484,526	8,712,642

Citigroup Global Markets, Inc.
0.81%			Various U.S. Government obligations
Due 06/01/17	8,014,260	8,014,260	and U.S. Government agency securities	52,565,822	8,174,545

RBC Dominion Securities, Inc.
0.80%			Various U.S. Government obligations
Due 06/01/17	7,445,846	7,445,846	and U.S. Government agency securities	14,398,188	7,594,764

Royal Bank of Scotland plc
0.79%			Various U.S. Government obligations
Due 06/01/17	2,690,563	2,690,563	and U.S. Government agency securities	2,735,194	2,744,392

HSBC Securities (USA), Inc.
0.79%			Various U.S. Government obligations
Due 06/01/17	568,414	568,414	and U.S. Government agency securities	1,096,917	579,787

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

4. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At May 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim BRIC ETF	$ 96,308,819	$ 14,052,101	$ (27,774,283)	$ (13,722,182)
Guggenheim Defensive Equity ETF	161,476,260	15,676,729	(3,515,120)	12,161,609
Guggenheim Dow Jones Industrial Average® Dividend ETF	8,833,084	443,472	(282,353)	161,119
Guggenheim Insider Sentiment ETF	67,409,011	5,896,909	(953,644)	4,943,265
Guggenheim Large Cap Optimized Diversification ETF	1,431,933	47,021	(118,176)	(71,155)
Guggenheim Mid-Cap Core ETF	164,015,534	14,476,731	(2,914,107)	11,562,624
Guggenheim Multi-Asset Income ETF	378,595,818	18,695,315	(15,595,434)	3,099,881
Guggenheim Raymond James SB-1 Equity ETF	188,251,379	23,097,765	(8,825,149)	14,272,616
Guggenheim S&P Spin-Off ETF	181,897,724	28,310,432	(10,005,312)	18,305,120
Wilshire Micro-Cap ETF	30,612,635	4,646,417	(4,873,318)	(226,901)
Wilshire US REIT ETF	22,483,492	2,314,383	(1,652,373)	662,010

OTHER INFORMATION

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 31, 2017

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 31, 2017